UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 16.87%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$44,107	$44,951
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		64,932	65,085
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		5,922	5,907
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		72,940	71,000
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		34,637	34,321
Bayview Financial Acquisition Trust 2004-B A1
5.82%	05/28/39	2,3,†	3,500,000	3,500,018
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.82%	02/28/40	2,3,†	4,000,000	4,004,652
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/40	2,3,†	3,900,000	3,900,090
Bear Stearns Asset Backed Securities Trust 2000-2 M1 (STEP)
8.04%	08/25/30		754,685	757,923
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		11,388	11,359
Countrywide Asset-Backed Certificates 2003-BC1 M1
6.24%	12/25/32	[2]	659,113	660,003
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		2,447,631	2,444,737
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		220,664	217,272
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		353,323	353,467
FHLMC Structured Pass Through Securities T-49 AF5 (STEP)
5.45%	12/25/32		32,869	31,868
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		8,395	8,363
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
7.65%	03/25/24	[2]	3,435,007	3,441,936
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		2,886	2,906
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		15,176	15,685
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27		40,278	41,383
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31		7,646	7,651
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		336,254	322,398
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		90,733	86,137
GSAMP Trust 2004-FM1 M2
6.72%	11/25/33	[2]	1,709,726	1,713,256
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36		2,300,000	2,297,045
GSR Mortgage Loan Trust 2005-HEL1 M2
6.05%	11/25/30	[2]	4,000,000	3,989,833
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27		385,127	369,613
Inman Square Funding Ltd. 2005-2A I
5.80%	10/06/40	2,3,†	2,250,000	2,250,001
Irwin Home Equity 2003-A M2
7.47%	10/25/27	[2]	2,438,823	2,443,867
Ivy Lane CDO Ltd. 2006-1A A1
5.69%	02/05/46	2,3,†	1,800,000	1,775,803
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	38,159	38,044
Mid-State Trust 6 A4
7.79%	07/01/35		62,548	65,999
Morgan Stanley ABS Capital I 2004-NC2 M2
6.52%	12/25/33	[2]	4,713,604	4,727,317
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,†	1,108,594	1,102,358
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO)
10.00%	04/25/36	2,3,†	6,516,667	439,659
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		8,863	8,827
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		13,123	12,954
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		656,990	651,026
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	83,043	10,378
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31		465,562	464,357
Residential Asset Securities Corp. 2002-KS8 A4
4.58%	11/25/30		55,085	54,916
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		321,149	320,335

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		$33,478	$33,393
SACO I, Inc. 2004-3A AIO (IO) (STEP)
3.50%	12/25/07	4,†	16,327,000	65
Saxon Asset Securities Trust 2002-1 M2
7.12%	11/25/31	[2]	267,564	268,077
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	12,126,558	168,906
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	[3]	357,610	356,025
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	3,287,686	3,239,856
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		1,243	1,242
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		2,085,000	2,130,505
Vertical CDO Ltd. 2007-1A A1J
6.07%	04/10/47	2,3,†	1,200,000	1,121,355

Total Asset-Backed Securities
(Cost $50,459,647)				50,084,124

CORPORATES — 4.57%*
Automotive — 1.01%
Ford Motor Credit Co. LLC
8.11%	01/13/12	[2]	1,130,000	1,128,192
General Motors Acceptance Corp. (MTN)
6.51%	09/23/08	[2]	1,868,000	1,868,560

				2,996,752

Banking — 1.25%
CS First Boston/London
0.00%	03/24/10	2,3,†	2,286,000	2,112,264
0.00%	03/24/10	[2,3]	1,136,000	1,049,664
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	557,000	536,837

				3,698,765

Electric — 0.85%
Appalachian Power Co.
3.60%	05/15/08		1,000,000	984,305
Entergy Gulf States, Inc.
5.76%	12/01/09	[2]	550,000	550,035
6.11%	12/08/08	[2,3]	1,000,000	1,003,019

				2,537,359

Finance — 0.95%
Lehman Brothers Holdings, Inc. H (MTN)
12.50%	11/30/10	2,†	883,000	819,424
Residential Capital LLC
7.19%	04/17/09	[2,3]	2,000,000	1,991,890

				2,811,314

Transportation — 0.51%
Air 2 US A
8.03%	10/01/20	[3]	505,730	523,746
Northwest Air Dip
7.34%	05/21/12	5,†	1,000,000	1,001,635

				1,525,381

Total Corporates
(Cost $13,750,586)				13,569,571

MORTGAGE-BACKED — 59.10%**
Commercial Mortgage-Backed — 1.89%
Bayview Commercial Asset Trust 2007-3 A1
5.56%	07/25/37	2,3,†	2,484,206	2,484,221
Structured Asset Mortgage Investments, Inc. 2005-AR6 2A1
5.63%	09/25/45	[2]	3,115,893	3,124,697

				5,608,918

Non-Agency Mortgage-Backed — 28.48%
Alliance Bancorp Trust 2007-OA1 A1
5.56%	07/25/37	2,†	4,696,157	4,695,511
American Home Mortgage Investment Trust 2004-3 3A
3.71%	10/25/34	[2]	2,571,181	2,588,734
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		115,105	115,411
Banc of America Mortgage Securities, Inc. 2003-A 2A2
4.57%	02/25/33	[2]	36,704	36,573
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	3,805,000	3,765,761
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		1,264,200	1,267,558
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18		1,037,667	1,014,968
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1
6.50%	08/25/18	[3]	690,754	693,025
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	646,265	634,015
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		809,180	810,824
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	4,6,†	4,102,465	81,153
Countrywide Alternative Loan Trust 2005-16 A5
5.60%	06/25/35	[2]	1,211,212	1,214,034
Countrywide Alternative Loan Trust 2005-27 2A1
6.38%	08/25/35	2,†	2,113,007	2,120,747

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust 2005-51 2A2A
5.61%	11/20/35	[2]	$1,009,415	$1,010,806
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	3,879,288	3,895,398
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	4,6,†	8,724,391	282,278
Countrywide Alternative Loan Trust 2005-61 2A1
5.60%	12/25/35	[2]	1,826,577	1,829,422
Countrywide Alternative Loan Trust 2006-OA12 A2
5.53%	09/20/46	[2]	3,115,719	3,126,827
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	4,†	12,761,161	538,092
CS First Boston Mortgage Securities Corp. 2002-29 2A3
7.00%	10/25/32		53,121	53,023
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.31%	11/25/32	[2]	200,000	199,047
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.02%	10/25/33	[2]	2,792,576	2,742,545
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		1,242,916	1,246,448
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
5.73%	09/19/44	[2]	636,424	639,749
Fannie Mae Pool 788986
4.48%	10/01/34	[2]	2,178,258	2,192,232
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
5.21%	11/19/32	[2]	123,977	123,957
First Horizon Mortgage Pass-Through Trust, 2002-AR2 2A1
5.27%	12/27/32	[2]	177,437	177,734
First Horizon Mortgage Pass-Through Trust, 2003-AR2 1A1
6.21%	07/25/33	[2]	162,654	160,801
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		112,870	112,136
Harborview Mortgage Loan Trust 2004-8 2A4A
5.72%	11/19/34	[2]	2,997,520	3,008,052
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	4,6,†	5,311,283	102,076
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,4,†	11,168,391	279,210
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.61%	10/19/35	2,4,†	31,209,144	287,709
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.71%	12/25/34	[2]	3,364,669	3,382,955
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	4,6,†	3,736,646	74,733
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.47%	10/25/34	[2]	1,119,337	1,110,182
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
6.10%	10/25/36	[2]	1,966,223	1,987,644
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.77%	01/25/34	[2]	160,963	163,182
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
4.75%	10/25/34	2,†	2,996,818	3,019,458
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
7.25%	06/25/34	[2]	267,943	268,615
MASTR Seasoned Securities Trust 2004-1 4A1
5.34%	10/25/32	[2]	774,646	785,154
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		1,239,017	1,250,218
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32	[2]	983,915	993,376
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
4.53%	12/25/32	[2]	3,028,021	3,067,003
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		81,929	81,805
Residential Accredit Loans, Inc. 2007 QS8 A10
6.00%	06/25/37	†	3,145,000	3,146,721
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		765,476	774,132
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		373,843	389,414
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		91,376	93,004
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		628,276	631,123

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		$3,586,267	$3,602,517
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	1,113,406	1,107,698
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37	†	3,479,506	3,484,290
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	74,578	74,368
Washington Mutual Mortgage Pass Through Certificates 2006-AR19 1A
5.77%	01/25/47	2,†	5,131,164	5,118,496
Washington Mutual Mortgage Pass Through Certificates 2007-OA1 XPPP (IO)
0.64%	02/25/47	4,6,†	84,713,302	1,194,458
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
5.97%	05/25/46	2,†	3,715,329	3,717,071
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A
5.00%	02/25/18		552,054	529,627
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		345,341	350,396
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		347,310	351,112
Washington Mutual, Inc. 2002-AR10 A6
4.82%	10/25/32	[2]	136,552	136,230
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	948,754	942,454
Washington Mutual, Inc. 2002-AR6 A
6.43%	06/25/42	[2]	389,405	389,188
Washington Mutual, Inc. 2003-AR6 A1
4.33%	06/25/33	[2]	1,276,290	1,278,145

				84,540,625

U.S. Agency Mortgage-Backed — 28.73%
Fannie Mae 1988-12 A
10.00%	02/25/18	[2]	197,372	219,003
Fannie Mae 1993-210 PL
6.50%	04/25/23		257,147	257,553
Fannie Mae 1993-80 S
4.35%	05/25/23	[2]	15,349	14,511
Fannie Mae 1994-55 S
11.53%	12/25/23	[2]	7,721	8,069
Fannie Mae 1997-23 PB
6.63%	01/25/22		70,942	71,509
Fannie Mae 1998-58 PC
6.50%	10/25/28		1,402,734	1,429,972
Fannie Mae 2000-27 AN
6.00%	08/25/30		26,323	26,493
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	8,255	8,764
Fannie Mae 2001-60 JZ
6.00%	03/25/31		92,691	92,526
Fannie Mae 2001-68 PV
6.00%	11/25/18		200,276	200,685
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		519,373	21,685
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	182,891	200,108
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		443,107	79,524
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		162,754	17,915
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	353,409	338,628
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	518,834	509,619
Fannie Mae Pool 111643
5.76%	09/01/20	[2]	33,594	33,456
Fannie Mae Pool 190656
6.50%	02/01/14		370,222	378,126
Fannie Mae Pool 254190
5.50%	02/01/09		534,218	536,036
Fannie Mae Pool 303683
6.50%	08/01/25		19,182	19,511
Fannie Mae Pool 523829
8.00%	11/01/19		451,918	478,585
Fannie Mae Pool 545350
6.50%	11/01/16		1,472,981	1,505,742
Fannie Mae Pool 555098
5.13%	11/01/32	[2]	271,532	270,797
Fannie Mae Pool 555177
4.83%	01/01/33	[2]	392,551	390,729
Fannie Mae Pool 555207
7.00%	11/01/17		86,565	88,437
Fannie Mae Pool 555312
7.15%	01/01/33	[2]	1,073,142	1,091,800
Fannie Mae Pool 555705
6.35%	07/01/33	[2]	898,892	914,924
Fannie Mae Pool 567002
8.00%	05/01/23		223,315	234,515
Fannie Mae Pool 582521
7.00%	05/01/31		51,200	53,113
Fannie Mae Pool 630599
7.00%	05/01/32		385,603	399,540
Fannie Mae Pool 646884
5.50%	05/01/32	[2]	36,479	36,646
Fannie Mae Pool 647903
6.71%	04/01/27	[2]	103,520	104,553

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 648860
6.50%	05/01/17		$1,325,686	$1,354,762
Fannie Mae Pool 655127
7.00%	07/01/32		66,528	68,248
Fannie Mae Pool 655133
7.00%	08/01/32		75,572	77,518
Fannie Mae Pool 655151
7.00%	08/01/32		152,736	156,882
Fannie Mae Pool 655928
7.00%	08/01/32		49,676	51,946
Fannie Mae Pool 726024
3.97%	08/01/33	[2]	2,215,206	2,196,625
Fannie Mae Pool 735207
7.00%	04/01/34		1,148,243	1,178,409
Fannie Mae Pool 735686
6.50%	12/01/22		1,707,844	1,728,329
Fannie Mae Pool 735995
3.88%	04/01/35		2,627,230	2,624,123
Fannie Mae Pool 745161
5.12%	10/01/33	[2]	1,468,860	1,477,157
Fannie Mae Pool 753630
5.92%	11/01/33	[2]	683,764	691,815
Fannie Mae Pool 754001
5.74%	12/01/33	[2]	1,323,936	1,334,033
Fannie Mae Pool 762525
6.50%	11/01/33		248,635	250,567
Fannie Mae Pool 764605
5.61%	01/01/34	[2]	1,838,512	1,855,576
Fannie Mae Pool 770869
5.27%	04/01/34	[2]	2,432,608	2,430,768
Fannie Mae Pool 770900
5.16%	04/01/34	[2]	1,515,258	1,521,145
Fannie Mae Pool 771153
6.03%	02/01/34	[2]	1,896,197	1,939,592
Fannie Mae Pool 805268
6.43%	01/01/35	[2]	942,986	956,242
Fannie Mae Pool 806513
4.03%	12/01/34	[2]	2,855,286	2,899,069
Fannie Mae Pool 810557
6.97%	02/01/35	[2]	1,254,423	1,260,708
Fannie Mae Pool 811267
4.32%	12/01/34	[2]	511,692	512,600
Fannie Mae Pool 821549
4.76%	06/01/35	[2]	3,427,684	3,420,239
Fannie Mae Pool 836712
5.55%	09/01/35	[2]	1,460,327	1,485,857
Fannie Mae Pool 840634
6.50%	06/01/35		1,280,499	1,307,041
Fannie Mae Pool 887714
6.14%	08/01/36	[2]	2,598,694	2,621,621
Fannie Mae Pool 908412
6.19%	04/01/37	[2]	2,246,530	2,268,486
Fannie Mae Whole Loan 2003-W14 1A6
5.82%	09/25/43		242,557	241,745
Freddie Mac 1214 KA
6.21%	02/15/22	[2]	16,471	16,488
Freddie Mac 1526 L
6.50%	06/15/23		47,488	48,397
Freddie Mac 1625 FC
5.12%	12/15/08	[2]	34,064	33,970
Freddie Mac 1662 L
4.40%	01/15/09	[2]	3,086	3,073
Freddie Mac 1695 EA
7.00%	12/15/23		10,739	10,761
Freddie Mac 1702 TJ
7.00%	04/15/13		259,890	263,848
Freddie Mac 2043 CJ
6.50%	04/15/28		107,163	109,088
Freddie Mac 2161 PG
6.00%	04/15/28		7,001	7,005
Freddie Mac 2451 SP
5.24%	05/15/09	[2]	8,344	8,200
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		600,613	90,307
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		34,060	834
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		686,256	72,363
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		2,000,000	67,417
Freddie Mac 2594 VK
5.00%	02/15/23		768,878	762,189
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		89,047	18,282
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		440,011	65,441
Freddie Mac 2809 HX (IO)
6.00%	10/15/24		423,362	10,598
Freddie Mac 2835 IB (IO)
5.50%	01/15/19		134,535	389
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	756,374	734,286
Freddie Mac 2905 JG
7.00%	09/15/34		860,182	875,530
Freddie Mac 2906 NX (IO)
0.18%	12/15/34	[2]	8,964,021	65,320
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	19,488
Freddie Mac 3096 FL
5.72%	01/15/36	[2]	3,640,800	3,646,195
Freddie Mac 3152 JF
5.77%	08/15/35	[2]	3,462,918	3,475,814
Freddie Mac Gold A45796
7.00%	01/01/33		1,659,541	1,715,870

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold C90237
6.50%	11/01/18		$248,392	$254,872
Freddie Mac Gold C90474
7.00%	08/01/21		379,489	393,298
Freddie Mac Gold D93410
6.50%	04/01/19		239,863	246,117
Freddie Mac Gold E90474
6.00%	07/01/17		1,581,680	1,590,682
Freddie Mac Gold G10616
5.50%	07/01/09		147,612	146,655
Freddie Mac Gold G11454
5.50%	07/01/15		803,449	800,632
Freddie Mac Gold G18087
6.50%	09/01/20		1,009,774	1,029,156
Freddie Mac Gold O30092
5.50%	10/01/15		212,043	208,885
Freddie Mac Gold P20295
7.00%	10/01/29		97,189	99,541
Freddie Mac Gold P50019
7.00%	07/01/24	†	16,181	16,677
Freddie Mac Gold P50214
6.50%	02/01/34	†	430,184	431,193
Freddie Mac Gold P50230
6.50%	04/01/34	†	1,374,291	1,377,687
Freddie Mac Gold P60084
6.00%	03/01/16	†	1,283,269	1,282,787
Freddie Mac Pool 1L0113
6.64%	05/01/35	[2]	2,063,213	2,128,241
Freddie Mac Pool 775554
5.52%	10/01/18	[2]	7,599	7,651
Freddie Mac Pool 781163
5.79%	01/01/34	[2]	2,178,788	2,218,881
Freddie Mac Pool 781817
4.18%	08/01/34	[2]	2,578,870	2,587,978
Freddie Mac Pool 781908
4.17%	09/01/34	[2]	2,022,701	2,029,825
Freddie Mac Pool 782824
4.67%	11/01/34	[2]	2,303,065	2,323,035
Freddie Mac Pool 788498
7.47%	02/01/30	[2]	958,590	981,065
Freddie Mac Pool 865369
5.67%	06/01/22	[2]	6,847	6,853
Freddie Mac Pool 972112
7.26%	01/01/33	[2]	554,849	561,790
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		450,073	63,436
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		85,686	2,589
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		100,000	5,890
Ginnie Mae 2003-95 SB
4.03%	09/17/31	[2]	258,808	253,858
Ginnie Mae 2004-2 FW
6.72%	01/16/34	[2]	333,239	345,935
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		2,500,000	385,539
Ginnie Mae 2004-42 AB
6.00%	03/20/32		108,370	108,340
Ginnie Mae II Pool 80546
6.00%	10/20/31	[2]	86,347	87,205
Ginnie Mae II Pool 80610
5.38%	06/20/32	[2]	1,486,066	1,503,199
Ginnie Mae II Pool 80614
5.50%	07/20/32	[2]	148,368	149,631
Ginnie Mae II Pool 80687
5.50%	04/20/33	[2]	819,189	829,211
Ginnie Mae II Pool 81018
6.00%	08/20/34	[2]	475,986	479,269
Ginnie Mae II Pool 8339
6.13%	12/20/23	[2]	123,195	124,520
Ginnie Mae II Pool 8684
5.75%	08/20/25	[2]	178,350	180,033

				85,307,486

Total Mortgage-Backed
(Cost $176,022,936)				175,457,029

			Contracts
CALL OPTIONS PURCHASED — 0.03%
Futures — 0.03%
90 Day Euro Futures, Call Strike $94.875, expires 12/22/07			450	75,938

Total Call Options Purchased
(Cost $83,000)				75,938

			Principal Amount
SHORT TERM INVESTMENTS — 19.78%
Commercial Paper — 13.24%
AIG Funding Co.
5.25%[7]	07/16/07		$2,875,000	2,869,130
Ciesco LP
5.27%[7]	07/30/07		2,800,000	2,788,523
CIT Group, Inc.
5.30%[7]	07/17/07		2,875,000	2,868,651
Citigroup Funding Corp.
5.25%[7]	07/16/07		2,875,000	2,869,130
CRC Funding LLC
5.28%[7]	07/23/07		2,960,000	2,950,883
DaimlerChrysler NA Holding Corp.
5.35%[7]	07/12/07		2,490,000	2,486,300

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
General Electric Capital Corp.
5.24%[7]	07/16/07		$2,875,000	$2,869,141
HSBC Finance Corp.
5.25%[7]	07/26/07		2,960,000	2,949,640
Kitty Hawk Funding Corp.
5.28%[7]	07/20/07		2,820,000	2,812,555
National Rural Utilities Cooperative Finance Corp.
5.26%[7]	07/25/07		2,720,000	2,710,859
Park Avenue Receivables Corp.
5.28%[7]	07/24/07		2,960,000	2,950,449
Ranger Funding Co. LLC
5.28%[7]	07/17/07		2,820,000	2,813,796
Windmill Funding Corp.
5.28%[7]	07/18/07		2,875,000	2,868,260
Yorktown Capital LLC
5.27%[7]	07/09/07		2,490,000	2,487,449

				39,294,766

Money Market Fund — 0.94%
Dreyfus Cash Management			2,813,251	2,813,251

U.S. Agency Discount Notes — 5.60%
Fannie Mae
5.14%[7]	09/19/07	[8]	2,000	1,977
5.15%[7]	09/19/07	[8]	27,000	26,684
Federal Home Loan Bank
5.15%[7]	07/11/07		9,724,000	9,711,480
5.16%[7]	07/20/07		6,890,000	6,872,224

				16,612,365

Total Short Term Investments
(Cost $58,720,394)				58,720,382

Total Investments – 100.35%
(Cost $299,036,563)[1]				297,907,044

Liabilities in Excess of Other Assets – (0.35)%				(1,026,795)

Net Assets – 100.00%				$296,880,249

Issues	Contracts		Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Futures, Written Strike $95.125, expires 12/22/07	(500)		$(40,625)	$(37,500)
90 Day Euro Futures, Written Strike $95.75, expires 12/22/07	(250)		(68,125)	(17,188)

Total Call Options Written			$(108,750)	$(54,688)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
23	Euro Ninety Day, September 2007	$18,113
23	Euro Ninety Day, December 2007	30,742
23	Euro Ninety Day, March 2008	15,812
23	Euro Ninety Day, June 2008	12,650
36	U.S. Treasury Two Year Note, September 2007	(2,250)

	Net unrealized appreciation	$75,067

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	$3,600	$(11,453)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	1,350	8,290
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	2,000	(79,597)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	1,790	(129,010)
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	1,000	(40,706)
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	1,000	(43,806)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	2,000	(33,695)

			$(329,977)

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Notes:

[1]	Cost for financial reporting purposes is $299,036,563 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$891,774
Gross unrealized depreciation	(2,021,293)

Net unrealized (depreciation)	$(1,129,519)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $31,754,596 representing 10.70% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	$1,000,000	$1,001,635	0.34%

		$1,000,000	$1,001,635	0.34%

[6]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion there of, pledged as collateral with a value of $28,675 on 92 Short Euro Ninety Day futures contracts and 36 Short U.S. Treasury Two Year Note futures contracts.
†	Fair valued security. The aggregate value of fair valued securities is $60,243,774 which is 20.29% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 16.23%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$120,252	$119,936
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28		60,501	39,179
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.82%	02/28/40	2,3,†	12,500,000	12,514,537
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/40	2,3,†	14,000,000	14,000,322
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		5,995,000	6,165,061
Bear Stearns Asset Backed Securities Trust 2007-HE5 1A2
5.50%	06/25/47	[2]	5,200,000	5,206,104
Castle Trust 2003-1AW A1
6.07%	05/15/27	[2,3]	4,013,634	4,014,899
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13		8,041,078	8,080,760
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		933,474	935,426
Countrywide Asset-Backed Certificates 2004-13 AV2 (STEP)
5.58%	05/25/34	[2]	624,242	624,756
Countrywide Asset-Backed Certificates 2005-13 AF1
5.45%	04/25/36	[2]	1,883,545	1,884,867
Countrywide Home Equity Loan Trust 2005-M A2
5.44%	02/15/36	[2]	2,235,977	2,237,228
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		7,685,000	7,637,683
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	20,487,867
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		2,519	2,509
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25		9,245,000	8,789,470
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		87,480	74,413
Genesis Funding Ltd. 2006-1A G1
5.56%	12/19/32	2,3,†	8,650,000	8,631,125
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.76%	06/25/30	[2]	5,728,852	5,734,115
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		895,396	925,393
Green Tree Financial Corp. 1995-10 A6
7.05%	01/15/27		682,953	687,707
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		7,826,010	7,836,533
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		501,191	436,193
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.52%	04/15/30	[2]	191,495	191,644
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36		2,228,000	2,225,138
GSR Mortgage Loan Trust 2005-HEL1 M2
6.05%	11/25/30	[2]	7,085,000	7,066,991
Home Equity Asset Trust 2007-3 2A2
5.50%	08/25/37	[2]	5,635,000	5,641,471
Home Equity Mortgage Trust 2006-1 A1B
5.45%	05/25/36	[2]	3,934,580	3,937,028
Ivy Lane CDO Ltd. 2006-1A A1
5.69%	02/05/46	2,3,†	9,075,000	8,953,005
JP Morgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	12,343,173
JP Morgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	15,206,131
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.05%	05/15/41	2,4,†	351,690,994	6,157,779
Lehman XS Trust 2006-12N A1A1 (STEP)
5.40%	08/25/46	[2]	3,157,109	3,156,617
Long Beach Asset Holdings Corp. 2006-8 N1
6.05%	10/25/46	3,†	3,858,970	3,487,995
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,†	2,612,542	2,374,454
MASTR Asset Backed Securities Trust 2007-HE1 A2
5.47%	05/25/37	[2]	6,260,000	6,267,352
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
5.50%	06/25/37	2,†	19,057,200	19,057,320
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B
5.46%	01/25/37	[2]	5,139,000	5,142,767
Morgan Stanley ABS Capital I 2004-NC2 M2
6.52%	12/25/33	[2]	1,036,993	1,040,010
Nationstar Home Equity Loan Trust 2007-C 2AV3
5.50%	06/25/37	2,†	7,057,200	7,057,167
Nomura Asset Acceptance Corp. 2006-S1 A1
5.46%	01/25/36	[2,3]	3,684,049	3,686,634

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc. 2002-B A1
5.55%	05/15/13	[2]	$469,406	$419,239
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		307,531	270,215
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	12,212,171	1,526,230
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	3,4,†	8,806,150	88,006
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4 (STEP)
7.51%	03/25/31		546,649	545,233
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	4,285,814	4,264,425
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	2,3,†	1,313,203	1,306,649
Structured Settlements Fund 1999-A A
7.25%	12/20/15	3,†	256,366	256,396
Terwin Mortgage Trust 2004-7HE A1
5.87%	07/25/34	[2,3]	142,962	143,654
Terwin Mortgage Trust 2005-13SL A1B
4.75%	12/25/36	2,3,†	12,100,000	11,580,021
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	2,095,984	2,072,959
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	8,200,000	7,783,454
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,3]	12,500,000	11,852,968
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	11,133,565	10,971,592
Vertical CDO Ltd. 2007-1A A1J
6.07%	04/10/47	2,3,†	5,500,000	5,139,542

Total Asset-Backed Securities
(Cost $297,773,382)				288,279,342

CORPORATES — 23.14%*
Automotive — 2.81%
Delphi Dip 2nd Lien
8.13%	12/31/07	5,†	2,500,000	2,507,562
Ford Motor Credit Co. LLC
6.93%	01/15/10	[2]	4,070,000	4,018,669
8.11%	01/13/12	[2]	20,160,000	20,127,744
9.81%	04/15/12	[2]	1,750,000	1,877,292
GMAC LLC
4.38%	12/10/07		4,560,000	4,527,597
6.63%	05/15/12		9,000,000	8,699,985
7.56%	12/01/14	[2]	7,798,000	7,887,810
Metaldyne Corp.
10.00%	11/01/13		175,000	186,375

				49,833,034

Banking — 3.05%
BankAmerica Institutional A
8.07%	12/31/26	[3]	5,250,000	5,461,838
Banponce Trust I
8.33%	02/01/27		7,400,000	7,708,062
BNP Paribas SA (MTN)
8.25%	11/28/21	2,6,†	2,019,000	1,953,786
Credit Suisse USA, Inc.
6.50%	01/15/12		3,200,000	3,317,712
CS First Boston/London
0.00%	03/24/10	2,3,†	8,264,000	7,635,936
0.00%	03/24/10	[2,3]	3,146,000	2,906,904
Deutsche Bank Luxembourg SA
6.83%	12/28/07	[3]	4,128,000	4,153,507
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	2,†	1,500,000	1,426,950
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	2,084,000	2,008,559
MBNA Capital A
8.28%	12/01/26		924,000	962,016
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,325,280
North Fork Bancorporation, Inc.
5.00%	08/15/12	[2]	5,226,000	5,223,736
Roslyn Bancorp, Inc.
5.75%	11/15/07		6,900,000	6,881,198
State Street Institutional Capital B
8.04%	03/15/27	[3]	1,228,000	1,278,843

				54,244,327

Basic Industry — 0.08%
Freeport-McMoRan Copper & Gold, Inc.
8.56%	04/01/15	[2]	150,000	157,500
Massey Energy Co.
6.88%	12/15/13		375,000	345,469
Mosaic Co. (The)
7.38%	12/01/14	[3]	375,000	380,625
Noranda Aluminium Acquisition Corp. (PIK)
9.36%	05/15/15	[3]	500,000	485,000

				1,368,594

Communications — 0.96%
Cebridge 2nd Lien PIK
11.36%	05/05/14	5,†	6,814,820	7,076,462
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		225,000	242,438
Charter Communications, Inc. Term Loan 3rd Lien
7.86%	03/01/14	5,†	500,000	499,648
Cincinnati Bell, Inc.
7.25%	07/15/13		225,000	231,750
Comcast Corp.
5.66%	07/14/09	[2]	1,380,000	1,380,786

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Dex Media East LLC/Dex Media East Finance Co.
12.13%	11/15/12		$300,000	$323,625
Dex Media West LLC/Dex Media Finance Co.
9.88%	08/15/13		300,000	322,500
Idearc, Inc.
8.00%	11/15/16		300,000	304,500
Intelsat Bermuda Ltd.
11.25%	06/15/16		250,000	281,250
Level 3 Financing, Inc.
9.25%	11/01/14		375,000	380,625
Univision Communications, Inc. 1st Lien Strip
7.61%	03/15/14	5,†	250,000	246,911
Univision Communications, Inc. PIK
9.75%	03/15/15	[3]	125,000	124,062
Viacom, Inc.
5.71%	06/16/09	[2]	5,150,000	5,167,937
Windstream Corp.
8.13%	08/01/13		250,000	262,500
8.63%	08/01/16		150,000	159,375

				17,004,369

Consumer Products — 0.24%
SABMiller PLC
5.66%	07/01/09	[2,3]	4,000,000	4,009,292
Visant Holding Corp.
8.75%	12/01/13		200,000	209,000

				4,218,292

Electric — 4.17%
American Electric Power Co., Inc. (STEP)
4.71%	08/16/07		6,270,000	6,263,674
Appalachian Power Co.
3.60%	05/15/08		2,420,000	2,382,018
Cedar Brakes I LLC
8.50%	02/15/14	[3]	2,742,676	2,995,990
Cedar Brakes II LLC
9.88%	09/01/13	[3]	10,615,465	11,883,875
Cogentrix Energy, Inc.
8.75%	10/15/08	[3]	5,200,000	5,420,714
Dominion Resources, Inc.
5.66%	09/28/07	[2]	7,000,000	7,002,016
Entergy Gulf States, Inc.
6.11%	12/08/08	[2,3]	5,230,000	5,245,789
Georgia Power Capital Trust VI
4.88%	11/01/42	[2]	9,010,000	8,995,088
Midwest Generation LLC
8.30%	07/02/09		1,513,600	1,549,548
Power Contract Financing LLC
6.26%	02/01/10	[3]	3,344,034	3,366,944
Power Receivables Finance LLC
6.29%	01/01/12	[3]	3,993,824	4,039,525
Reliant Energy, Inc.
6.75%	12/15/14		500,000	512,500
SWEPCO Capital Trust I
5.25%	10/01/43	[2]	1,500,000	1,486,824
TECO Energy, Inc.
7.36%	05/01/10	[2]	1,415,000	1,443,344
TXU Energy Co. LLC
5.86%	09/16/08	[2,3]	11,500,000	11,507,762

				74,095,611

Energy — 0.14%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		250,000	255,625
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	249,375
Corral Finans AB (PIK)
6.86%	04/15/10	[3,6]	250,000	250,000
Energy Partners Ltd.
9.75%	04/15/14	[3]	375,000	374,062
Griffin Coal Mining Co. Pty. Ltd. (The)
9.50%	12/01/16	[3]	250,000	258,438
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	200,000	195,000
NRG Energy, Inc.
7.38%	01/15/17		400,000	402,500
OPTI Canada, Inc.
7.88%	12/15/14	3,6,†	250,000	250,625
Pogo Producing Co.
7.88%	05/01/13		125,000	128,125
Pride International, Inc.
7.38%	07/15/14		125,000	125,938

				2,489,688

Finance — 3.86%
Countrywide Financial Corp. B (MTN)
5.58%	03/24/09	[2]	1,900,000	1,896,719
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	6,776,000	6,591,015
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	06/20/16	2,†	5,886,000	5,881,880
12.50%	11/30/10	2,†	3,293,000	3,055,904
Lehman Brothers Holdings, Inc. I (MTN)
5.59%	01/12/12	[2]	6,140,000	6,139,656
8.92%	02/16/17	2,†	4,198,000	4,018,745
Meridian Funding Co. LLC
5.55%	10/06/08	[2,3]	1,691,046	1,693,424
Merrill Lynch & Co., Inc.
9.57%	06/06/17	2,†	5,184,000	5,035,219
Pemex Finance Ltd.
8.88%	11/15/10		6,845,067	7,148,543
9.69%	08/15/09		2,697,750	2,830,951
Residential Capital LLC

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
5.86%	06/09/08	[2]	$7,300,000	$7,227,635
6.46%	05/22/09	[2]	1,700,000	1,692,972
7.19%	04/17/09	[2,3]	8,168,000	8,134,879
TL Acquisitions (Thompson) Term Loan
8.38%	07/09/14	5,†	750,000	741,250
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	6,747,000	6,467,000

				68,555,792

Food — 0.50%
Corn Products International, Inc.
8.25%	07/15/07		8,923,000	8,935,117

Gaming — 0.03%
Majestic Star Casino LLC/Majestic Star Casino Capital Corp.
9.50%	10/15/10		125,000	130,625
Pinnacle Entertainment, Inc.
8.25%	03/15/12		100,000	103,500
Wimar Opco LLC/Wimar Opco Finance Corp.
9.63%	12/15/14	[3]	125,000	120,938
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		250,000	242,188

				597,251

Health Care — 0.31%
Cardinal Health, Inc.
5.63%	10/02/09	[2,3]	1,827,000	1,829,050
Carestream Health, Inc. Term Loan
10.59%	10/30/13	5,†	500,000	506,875
Community Health Systems, Inc.
8.88%	07/15/15	3,†	500,000	508,125
HCA Term Loan B
7.61%	11/17/13	5,†	2,101,215	2,112,910
Surgical Care Affiliates, Inc. Term Loan
0.00%	12/29/14	5,†	250,000	250,312
Universal Hospital Services, Inc.
8.76%	06/01/15	[2,3]	300,000	301,500

				5,508,772

Insurance — 0.11%
Farmers Insurance Exchange
6.00%	08/01/14	[3]	1,900,000	1,879,611

Natural Gas — 0.43%
Sempra Energy
5.83%	05/21/08	[2]	2,575,000	2,576,288
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	3,†	5,000,000	5,002,812

				7,579,100

Real Estate Investment Trust (REIT) — 3.56%
Camden Property Trust
4.38%	01/15/10		2,068,000	2,008,508
CPG Partners LP
8.25%	02/01/11		4,065,000	4,402,432
Duke Realty LP
5.63%	08/15/11		8,550,000	8,538,748
First Industrial LP
5.25%	06/15/09		4,080,000	4,052,269
Health Care Property Investors, Inc.
6.45%	06/25/12		4,000,000	4,073,085
Health Care Property Investors, Inc. (MTN)
5.81%	09/15/08	[2]	4,380,000	4,381,962
Health Care REIT, Inc.
7.63%	03/15/08		3,435,000	3,479,911
Highwoods Properties, Inc.
7.13%	02/01/08		2,358,000	2,377,600
JDN Realty Corp.
6.95%	08/01/07		5,200,000	5,200,348
Reckson Operating Partnership LP
7.75%	03/15/09		4,250,000	4,397,080
Rouse Co. (The)
3.63%	03/15/09		6,655,000	6,411,760
Shurgard Storage Centers, Inc.
7.75%	02/22/11		1,500,000	1,602,948
UDR, Inc. (MTN)
4.30%	07/01/07		3,025,000	3,025,000
Weingarten Realty Investors
8.25%	01/22/10		3,800,000	4,046,270
Westfield Capital Corp. Ltd.
5.66%	11/02/07	[2,3]	5,175,000	5,181,013

				63,178,934

Retail — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15	[3]	375,000	365,625

Secured Assets — 0.28%
Ingress I Ltd.
7.38%	03/30/40	3,†	5,490,000	4,985,519

Services — 0.04%
Rental Services Corp.
9.50%	12/01/14	[3]	250,000	256,250
Rental Services Term Loan 2nd Lien
6.21%	11/30/13	5,†	500,000	508,625

				764,875

Transportation — 2.55%
Air 2 US A
8.03%	10/01/20	[3]	3,043,985	3,152,427
Continental Airlines, Inc.
7.06%	09/15/09		6,000,000	6,078,750

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		$1,841,083	$1,883,659
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20		3,827,162	3,896,529
Continental Airlines, Inc. 2002-1 G2
6.56%	08/15/13		2,105,000	2,172,097
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11	[7]	5,495,839	5,574,842
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12	[7]	6,754,044	6,783,593
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13	[7]	2,000,000	2,053,250
Delta Air Lines, Inc. Term Loan 1st Lien
7.36%	05/01/12	5,†	1,500,000	1,500,562
Northwest Air Dip
7.34%	05/21/12	5,†	6,000,000	6,009,810
Northwest Airlines, Inc.
6.84%	04/01/11		1,500,000	1,521,562
Saint Acquisition Corp.
12.50%	05/15/17	[3]	250,000	237,500
Swift Transportation Co. Term Loan
8.38%	05/06/14	5,†	250,000	247,366
United Air Lines, Inc.
6.60%	09/01/13		492,395	494,396
7.38%	02/01/14	5,†	500,000	499,180
United Air Lines, Inc. 2001-1 A2
6.20%	03/01/10		3,172,357	3,206,063

				45,311,586

Total Corporates
(Cost $412,483,861)				410,916,097

MORTGAGE-BACKED — 29.97%**
Commercial Mortgage-Backed — 0.81%
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		9,184,272	8,755,558
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,800,000	5,641,717
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.57%	01/25/26	2,3,4,†	236,947	295

				14,397,570

Non-Agency Mortgage-Backed — 14.55%
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		14,500,000	14,546,898
Banc of America Mortgage Securities, Inc. 2005-2 1A6
5.50%	03/25/35		22,013,059	21,802,414
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,6,†	3,372,201	843,208
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,4,†	3,415,695	854,084
BlackRock Capital Finance LP 1997-R2 AP
1.27%	12/25/35	[2,3]	23,634	23,567
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	10,838,390	10,547,108
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	25,675,000	25,410,227
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.50%	05/25/36	2,3,†	6,467,632	6,467,633
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		71,334	71,524
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	323,133	317,007
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	4,8,†	11,842,791	234,267
Countrywide Alternative Loan Trust 2005-27 2A1
6.38%	08/25/35	2,†	2,977,006	2,987,910
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	6,130,233	6,155,690
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	4,8,†	27,575,503	892,205
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
2.75%	07/20/46	[4,8]	4,909,234	213,581
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		19,460,715	19,486,738
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	4,†	37,308,404	1,573,160
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	2,616,319	2,608,583
Downey Savings & Loan Association Mortgage Loan Trust 2005-AR2 2A1A
5.53%	03/19/45	[2]	6,415,253	6,425,270
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	4,8,†	14,720,631	282,912
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,4,†	25,827,833	645,696
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.32%	03/19/37	2,4,†	6,067,026	239,837

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.64%	05/19/47	2,4,†	$7,305,608	$295,649
Impac CMB Trust 2005-5 A1 (STEP)
5.64%	08/25/35	[2]	10,157,040	10,171,586
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.71%	12/25/34	[2]	2,992,439	3,008,702
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	4,8,†	10,653,972	213,079
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.72%	11/25/34	[2]	8,657,330	8,732,199
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.77%	01/25/34	[2]	633,925	642,666
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
7.25%	06/25/34	[2]	1,416,269	1,419,824
MASTR Seasoned Securities Trust 2004-1 4A1
5.34%	10/25/32	[2]	3,098,584	3,140,617
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32	[2]	4,238,236	4,278,988
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/17	†	25,810,000	25,814,033
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		2,050,386	2,086,909
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		5,505,127	5,578,766
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		10,905,141	10,954,552
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37	†	19,137,281	19,163,593
Washington Mutual Mortgage Pass Through Certificates 2006-AR19 1A
5.77%	01/25/47	2,†	27,044,771	26,978,004
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		4,787,253	4,601,000
Washington Mutual, Inc. 2005-AR2 2A21
5.65%	01/25/45	[2]	2,657,415	2,668,800
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	2,241,978	2,227,090
Washington Mutual, Inc. 2006-AR5 X (IO)
0.40%	06/25/46	4,8,†	478,695,891	3,829,567

				258,435,143

U.S. Agency Mortgage-Backed — 14.61%
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	32,751	34,060
Fannie Mae 1997-44 SB (IO)
2.78%	06/25/08	[2]	326,694	4,788
Fannie Mae 1997-76 FS
5.79%	09/17/27	[2]	97,893	98,288
Fannie Mae 2001-60 JZ
6.00%	03/25/31		201,946	201,586
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		6,731,818	418,535
Fannie Mae 2006-B2 AB
5.50%	05/25/14		17,278,698	17,178,698
Fannie Mae Pool 555177
4.83%	01/01/33	[2]	167,489	166,711
Fannie Mae Pool 567002
8.00%	05/01/23		233,950	245,684
Fannie Mae Pool 691241
5.65%	04/01/37	[2]	10,708,837	10,569,309
Fannie Mae Pool 735686
6.50%	12/01/22		6,175,814	6,249,893
Fannie Mae Pool 745383
4.37%	12/01/35	[2]	7,260,429	7,263,937
Fannie Mae Pool 770333
5.43%	04/01/34	[2]	4,313,527	4,373,124
Fannie Mae Pool 770900
5.16%	04/01/34	[2]	2,258,755	2,267,532
Fannie Mae Pool 785307
4.14%	07/01/34	[2]	7,090,130	7,092,567
Fannie Mae Pool 805256
4.04%	01/01/35	[2]	8,391,658	8,394,293
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	5,296,112	5,264,056
Fannie Mae Pool 887714
6.14%	08/01/36	[2]	19,632,006	19,805,210
Fannie Mae Pool 888256
5.86%	02/01/37	[2]	15,259,659	15,156,660
Fannie Mae Pool 888412
7.00%	04/01/37	†	20,538,670	20,962,280
Fannie Mae TBA
5.95%	06/25/37		26,800,000	26,826,800
Final Maturity Amortizing Notes 2005-2 1
4.00%	02/25/10	†	7,872,962	7,585,985
Freddie Mac 2174 PN
6.00%	07/15/29		6,118,721	6,103,316
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,323,423	139,549
Freddie Mac 3205 PB
6.00%	08/15/29		16,145,000	16,212,725
Freddie Mac Gold A24156
6.50%	10/01/31		2,446,459	2,496,458
Freddie Mac Gold C46104
6.50%	09/01/29		78,711	80,422

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G02461
6.50%	11/01/36		$19,071,966	$19,280,029
Freddie Mac Gold G11707
6.00%	03/01/20		5,060,033	5,088,830
Freddie Mac Gold P50019
7.00%	07/01/24	†	133,459	137,544
Freddie Mac Pool 1B1928
4.28%	08/01/34	[2]	6,558,432	6,555,233
Freddie Mac Pool 1L0113
6.64%	05/01/35	[2]	4,733,395	4,882,581
Freddie Mac Pool 1Q0196
5.93%	02/01/37	[2]	24,010,903	24,164,751
Freddie Mac Pool 781469
5.12%	04/01/34	[2]	3,933,276	3,946,876
Freddie Mac Pool 786781
7.80%	08/01/29	[2]	300,696	308,488
Freddie Mac Pool 847288
5.09%	05/01/34	[2]	6,846,537	6,894,065
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,866,158	263,027
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		2,204,958	66,633
Ginnie Mae I Pool 422972
6.50%	07/15/29		88,834	90,772
Ginnie Mae II Pool 1849
8.50%	08/20/24		2,699	2,903
Ginnie Mae II Pool 2020
8.50%	06/20/25		7,610	8,194
Ginnie Mae II Pool 2286
8.50%	09/20/26		5,452	5,848
Ginnie Mae II Pool 2487
8.50%	09/20/27		27,069	29,042
Ginnie Mae II Pool 80589
6.50%	03/20/32	[2]	381,214	385,550
Ginnie Mae II Pool 80968
6.00%	07/20/34	[2]	2,091,611	2,106,082

				259,408,914

Total Mortgage-Backed
(Cost $540,981,409)				532,241,627

U.S. AGENCY SECURITIES — 10.28%
Fannie Mae
3.12%	03/16/09		10,673,000	10,316,276
4.62%	12/15/09		16,210,000	16,007,197
4.88%	04/15/09		9,930,000	9,877,609
5.30%	02/22/11		9,985,000	9,940,447
7.12%	06/15/10	[4]	2,164,000	2,278,103
Federal Home Loan Bank
4.38%	10/03/08		9,850,000	9,747,166
5.00%	09/18/09		5,590,000	5,574,108
5.25%	08/05/09		33,325,000	33,389,217
5.51%	04/30/09		14,470,000	14,470,608
Freddie Mac
5.25%	10/06/11		8,050,000	7,993,674
5.25%	04/03/12	[4]	17,385,000	17,240,183
5.35%	11/14/11		22,600,000	22,480,830
5.75%	03/15/09		9,575,000	9,658,963
6.62%	09/15/09		13,165,000	13,557,870

Total U.S. Agency Securities
(Cost $183,025,185)				182,532,251

U.S. TREASURY SECURITIES — 1.91%
U.S. Treasury Notes — 1.91%
U.S. Treasury Notes
3.50%	11/15/09		34,071,000	33,022,261
4.00%	08/31/07		1,048,000	1,046,773

				34,069,034

Total U.S. Treasury Securities
(Cost $34,020,486)				34,069,034

			Shares
PREFERRED STOCK — 0.17%
Finance — 0.17%
Woodbourne Pass-Through Trust
6.42%	12/31/49	[2,3]	30	3,015,000

Total Preferred Stock
(Cost $3,000,000)				3,015,000

			Contracts
CALL OPTIONS PURCHASED — 0.03%
Futures — 0.03%
90 Day Euro Futures, Call Strike $94.875, expires 12/22/07			3,060	516,375

Total Call Options Purchased
(Cost $ 564,400)				516,375

PUT OPTIONS PURCHASED — 0.34%
Futures — 0.34%
90 Day Euro Futures, Put Strike $94.50, expires 12/22/07			3,500	1,006,250
90 Day Euro Futures, Put Strike $95, expires 03/22/08			3,500	2,887,500
90 Day Euro Futures, Put Strike $95, expires 09/22/07			2,700	2,278,125

Total Put Options Purchased
(Cost $6,080,500)				6,171,875

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.25%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			115,942	$402,562

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			122,743	492,322

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

			56,890	233,249

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			150,713	709,421

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			128,837	685,954

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			14,622	235,955

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

			7,361	156,789

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			15,752	382,878

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			19,546	542,138

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			16,998	541,704

Total Purchased Swaptions
(Cost $6,213,359)				4,382,972

Issues	Maturity Date		Principal Amount
SHORT TERM INVESTMENTS — 17.22%
Commercial Paper — 16.57%
Chariot Funding LLC
5.30%[9]	07/23/07		$42,445,000	42,313,774
CIT Group, Inc.
5.28%[9]	07/09/07		12,900,000	12,886,756
5.30%[9]	07/17/07		7,450,000	7,433,610
Citigroup Funding Corp.
5.26%[9]	07/26/07		42,445,000	42,296,160
CRC Funding LLC
5.28%[9]	07/23/07		42,445,000	42,314,269
DaimlerChrysler NA Holding Corp.
5.35%[9]	07/12/07		14,070,000	14,049,090
Falcon Asset Acquisition Corp.
5.26%[9]	07/10/07		8,760,000	8,749,761
5.29%[9]	07/23/07		25,730,000	25,650,602
HSBC Finance Corp.
5.25%[9]	07/26/07		11,490,000	11,449,785
Kitty Hawk Funding Corp.
5.28%[9]	07/20/07		15,510,000	15,469,054
5.31%[9]	07/30/07		28,480,000	28,362,378
Park Avenue Receivables Corp.
5.30%[9]	07/20/07		17,000,000	16,954,950
Windmill Funding Corp.
5.28%[9]	07/18/07		12,365,000	12,336,011
5.29%[9]	07/24/07		14,125,000	14,079,337

				294,345,537

Money Market Fund — 0.39%
JPMorgan Prime Money Market Fund			6,902,992	6,902,992

U.S. Agency Discount Notes — 0.26%
Fannie Mae
5.14%[9]	09/19/07	[10]	190,000	187,884

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
Freddie Mac
5.28%[9]	09/17/07	[10]	$4,413,000	$4,365,097

				4,552,981

Total Short Term Investments
(Cost $305,800,859)				305,801,510

Total Investments – 99.54%
(Cost $1,789,943,441)[1]				1,767,926,083

Cash and Other Assets, Less Liabilities – 0.46%				8,111,908

Net Assets – 100.00%				$1,776,037,991

	Contracts	Premiums Received
CALL OPTIONS WRITTEN
90 Day Euro Futures, Written Strike $95.125, expires 12/22/07	(3,400)	$(276,250)	$(255,000)
90 Day Euro Futures, Written Strike $95.75, expires 12/22/07	(1,700)	(463,250)	(116,875)

Total Call Options Written		$(739,500)	$(371,875)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $94.25, expires 12/22/07	(7,000)	$(1,382,500)	$(962,500)
90 Day Euro Futures, Written Strike $94.75, expires 09/22/07	(2,700)	(634,500)	(691,875)
90 Day Euro Futures, Written Strike $94.875, expires 09/22/07	(2,700)	(1,208,250)	(1,451,250)
90 Day Euro Futures, Written Strike $95, expires 03/22/08	(3,500)	(2,703,750)	(3,784,375)

Total Written Put Options		$(5,929,000)	$(6,890,000)

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	56,000	$(1,260,000)	$(600,639)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	60,000	(1,392,000)	(904,086)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	28,000	(575,556)	(386,400)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	74,000	(1,589,806)	(1,275,901)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	64,000	(1,394,624)	(1,207,994)

Total Written Swaptions		$(6,211,986)	$(4,375,020)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
44	U.S. Treasury Five Year Note, September 2007	$(2,789)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
1,439	U.S. Treasury Two Year Note, September 2007	$(274,710)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.47% semi-annually. Counterparty: Credit Suisse Group
	11/15/09	$21,100	$44,216
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.45% semi-annually. Counterparty: Barclays Capital, Inc.
	11/16/09	24,400	43,195
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	5,900	(342,110)

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD Libor and the Fund receives from the counterparty a fixed rate of 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	$6,000	$(392,169)

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	24,800	(78,896)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	9,900	60,790
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.
	06/05/17	8,700	(1,175)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	7,000	(278,591)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	3,320	(239,281)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	7,000	(284,942)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	6,130	(268,531)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	6,000	(101,084)

			$(1,838,578)

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: Credit Suisse Group

	12/20/11	3,000	2,754
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	4,000	29,409

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	6,750	30,075
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: Credit Suisse Group
	09/20/14	4,500	(54)

			$62,184

Notes:

[1]	Cost for financial reporting purposes is $1,789,943,441 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$3,884,197
Gross unrealized depreciation	(25,901,555)

Net unrealized (depreciation)	$(22,017,358)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $232,808,411 representing 13.11% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/01/07	Carestream Health, Inc. Term Loan, 10.59%, 10/30/13	$506,816	$506,875	0.03%
06/30/06	Cebridge 2nd Lien PIK, 11.36%, 05/05/14	6,882,754	7,076,462	0.40%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.86%, 03/01/14	503,101	499,648	0.03%
01/08/07	Delphi Dip 2nd Lien, 8.13%, 12/31/07	2,500,000	2,507,562	0.14%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 7.36%, 05/01/12	1,500,000	1,500,562	0.08%
11/14/06	HCA Term Loan B, 7.61%, 11/17/13	2,101,215	2,112,910	0.12%
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	6,000,000	6,009,810	0.35%
06/04/07	Rental Services Term Loan 2nd Lien, 6.21%, 11/30/13	510,540	508,625	0.03%

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/28/07	Surgical Care Affiliates, Inc. Term Loan, 0.00%, 12/29/14	$250,000	$250,312	0.01%
06/14/07	Swift Transportation Co. Term Loan, 8.38%, 05/06/14	250,000	247,366	0.01%
06/27/07	TL Acquisition Corp. Term Loan B, 8.38%, 07/09/14	742,500	741,250	0.04%
02/01/07	United Air Lines, Inc., 7.38%, 02/01/14	500,000	499,180	0.03%
06/12/07	Univision Communications, Inc. 1st Lien Strip, 7.61%, 03/15/14	249,844	246,911	0.01%

		$22,496,770	$22,707,473	1.28%

[6]	Foreign domiciled securities.
[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[9]	Represents annualized yield at date of purchase.
[10]

Securities, or a portion there of, pledged as collateral with a value of $3,761,490 on 44 Short U.S. Treasury Five Year Note futures contracts, and 1,439 Long U.S. Treasury Two Year Note futures contracts.

†

Fair valued security. The aggregate value of fair valued securities is $332,188,589 which is 18.70% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(PIK): Payment in kind

(STEP): Step coupon bond

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 11.69%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$7,816	$7,796
Bayview Financial Acquisition Trust 2005-A A1 (STEP)
5.82%	02/28/40	2,3,†	1,500,000	1,501,744
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/40	2,3,†	1,500,000	1,500,034
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	3,†	650,000	629,089
Conseco Finance 2001-D A5 (STEP)
6.19%	11/15/32		311,158	311,809
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		330,223	332,380
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,†	352,878	335,441
GMAC Mortgage Corp. Loan Trust 2006-HLTV A3
5.59%	10/25/29		935,000	931,305
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		137	131
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		1,246,180	1,247,856
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	3,†	46,867	47,130
JPMorgan RV Marine Trust 2004-1A A1
3.12%	04/15/11	[3]	81,510	81,028
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	71,230	71,016
Mid-State Trust 11 A1
4.86%	07/15/38		1,522,919	1,423,735
Mid-State Trust 2004-1 B
8.90%	08/15/37		298,633	302,354
Mid-State Trust 2005-1 M2
7.08%	01/15/40		378,033	379,990
Oakwood Mortgage Investors, Inc. 1997-A A5
7.13%	05/15/27		50,782	50,861
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19		223,587	171,615
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		266,390	213,744
Oakwood Mortgage Investors, Inc. 2002-B A1
5.55%	05/15/13	[2]	52,156	46,582
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	324,683	323,063
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	[3]	68,771	68,466
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	156,680	154,959
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	800,000	759,361
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	1,082,430	1,066,683
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		3,657	3,652
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		207,949	207,590

Total Asset-Backed Securities
(Cost $12,529,722)				12,169,414

CORPORATES — 21.41%*
Automotive — 2.68%
Delphi Dip 2nd Lien
8.13%	12/31/07	4,†	500,000	501,512
Ford Motor Credit Co. LLC
6.63%	06/16/08		100,000	99,955
7.25%	10/25/11		416,000	400,734
7.38%	02/01/11		123,000	120,258
8.11%	01/13/12	[2]	300,000	299,520
8.63%	11/01/10		319,000	324,235
GMAC LLC
6.63%	05/15/12		600,000	579,999
6.88%	09/15/11		474,000	466,670

				2,792,883

Banking — 1.93%
Banponce Trust I
8.33%	02/01/27		500,000	520,815
CS First Boston/London
0.00%	03/24/10	2,3,†	608,000	561,792
0.00%	03/24/10	[2,3]	334,000	308,616
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	114,440
JPMorgan Chase Bank NA
7.59%	03/28/22	2,†	280,000	259,196
8.75%	11/28/21	2,†	257,000	247,697

				2,012,556

Communications — 0.65%
Qwest Corp.
5.63%	11/15/08		489,000	489,611
7.88%	09/01/11		175,000	183,312

				672,923

Electric — 2.89%
Appalachian Power Co.
3.60%	05/15/08		600,000	590,583
Cedar Brakes II LLC
9.88%	09/01/13	[3]	571,271	639,530

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Louisiana LLC
5.83%	11/01/10		$698,000	$696,139
FPL Energy National Wind
5.61%	03/10/24	[3]	679,508	660,804
Power Receivables Finance LLC
6.29%	01/01/12	[3]	421,493	426,317

				3,013,373

Finance — 4.59%
Capital One Financial Corp.
5.70%	09/15/11		1,200,000	1,195,163
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	502,000	488,295
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	06/20/16	2,†	452,000	451,684
12.50%	11/30/10	2,†	271,000	251,488
Lehman Brothers Holdings, Inc. I (MTN)
8.92%	02/16/17	2,†	260,000	248,898
Merrill Lynch & Co., Inc.
8.95%	05/18/17	2,†	380,000	353,647
9.57%	06/06/17	2,†	272,000	264,194
Merrill Lynch & Co., Inc. (MTN)
8.68%	05/02/17	2,†	380,000	357,447
Pemex Finance Ltd.
8.88%	11/15/10		350,000	365,517
Residential Capital LLC
7.19%	04/17/09	[2,3]	800,000	796,756

				4,773,089

Health Care — 0.48%
HCA Term Loan B
7.61%	11/17/13	4,†	498,750	501,526

Insurance — 1.66%
Allied World Assurance Holdings Ltd.
7.50%	08/01/16		244,000	256,898
Fairfax Financial Holdings Ltd.
7.75%	06/15/17		375,000	367,500
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	421,080
Stingray Pass-Through Trust
5.90%	01/12/15	3,†	225,000	202,500
ZFS Finance USA Trust I
6.50%	05/09/37	[2,3]	500,000	484,436

				1,732,414

Natural Gas — 1.02%
Sempra Energy
5.83%	05/21/08	[2]	475,000	475,238
Southern Union Co.
7.20%	11/01/66	[2]	585,000	588,697

				1,063,935

Real Estate Investment Trust (REIT) — 2.79%
Colonial Realty LP
4.75%	02/01/10		586,000	573,775
CPG Partners LP
8.25%	02/01/11		330,000	357,393
Health Care Property Investors, Inc.
5.95%	09/15/11		800,000	801,869
7.07%	06/08/15		160,000	166,551
Highwoods Properties, Inc.
7.13%	02/01/08		790,000	796,566
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	205,006

				2,901,160

Transportation — 2.72%
Air 2 US A
8.03%	10/01/20	[3]	412,170	426,853
American Airlines, Inc. 2005-1 G
5.11%	03/29/14	3,†	468,392	457,648
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		314,864	322,145
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		196,588	204,575
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11	[5]	176,115	178,646
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13	[5]	400,000	410,650
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23	[5,6]	535,346	553,079
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		47,329	47,595
United Air Lines, Inc. 2001-1 A2
6.20%	03/01/10		224,949	227,339

				2,828,530

Total Corporates
(Cost $22,542,672)				22,292,389

MORTGAGE-BACKED — 31.98%**
Commercial Mortgage-Backed — 3.37%
Banc of America Commercial Mortgage, Inc. 2006-4 AM
5.68%	07/10/46		1,070,000	1,052,147
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6
4.83%	11/11/41		1,300,000	1,230,935
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,300,000	1,220,991

				3,504,073

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 13.35%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	$1,054,766	$1,027,084
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		251,855	242,095
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		1,305,000	1,341,550
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.60%	01/25/35	2,3,†	722,731	722,955
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.50%	05/25/36	2,3,†	853,708	853,709
Commercial Mortgage Pass Through Certificates 2006-C7 AM
5.99%	06/10/46	[2]	1,070,000	1,070,228
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	7,8,†	864,933	17,110
Countrywide Alternative Loan Trust 2005-27 2A1
6.38%	08/25/35	2,†	451,705	453,359
Countrywide Alternative Loan Trust 2005-27 3A2
6.13%	08/25/35	2,†	62,699	62,743
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	7,8,†	2,282,438	73,848
Countrywide Alternative Loan Trust 2005-72 A1 (STEP)
5.59%	01/25/36	[2]	1,341,391	1,342,145
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	8,†	2,963,933	124,978
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	261,632	260,858
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.09%	08/25/34	[2]	803,648	780,565
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		212,412	211,291
First Horizon Asset Securities, Inc. 2003-10 2A1
4.75%	01/25/19		837,324	797,781
First Union Commercial Mortgage Trust 1999-C1 A2
6.07%	10/15/35		546,909	549,492
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	7,8,†	1,045,264	20,089
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,8,†	2,685,881	67,147
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	7,8,†	759,415	15,188
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.47%	10/25/34	[2]	278,067	275,792
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
5.72%	11/25/34	[2]	220,102	222,005
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		281,103	283,645
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[2]	1,150,000	1,123,875
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		126,271	130,553
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		150,436	153,116
Residential Asset Securitization Trust 2004-IP2 2A1
5.25%	12/25/34	[2]	219,307	218,183
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		146,521	148,126
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	127,863	127,014
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,235,142	1,177,824

				13,894,348

U.S. Agency Mortgage-Backed — 15.26%
Fannie Mae 1993-225 SG
4.90%	12/25/13	[2]	250,736	243,686
Fannie Mae 1993-80 S
4.35%	05/25/23	[2]	47,966	45,350
Fannie Mae 1994-55 S
11.53%	12/25/23	[2]	30,884	32,278
Fannie Mae 2001-52 YZ
6.50%	10/25/31		864,967	870,621
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		218,034	18,375
Fannie Mae 2006-B2 AB
5.50%	05/25/14		1,228,225	1,221,116
Fannie Mae Pool 253974
7.00%	08/01/31		64,357	65,954
Fannie Mae Pool 527247
7.00%	09/01/26		244	253

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545646
7.00%	09/01/26		$166	$172
Fannie Mae Pool 549740
6.50%	10/01/27		137,111	139,025
Fannie Mae Pool 701297
4.51%	03/01/33	[2]	688,099	689,846
Fannie Mae Pool 735686
6.50%	12/01/22		468,795	474,418
Fannie Mae Pool 735861
6.50%	09/01/33		711,384	725,555
Fannie Mae Pool 764388
4.96%	03/01/34	[2]	508,095	503,689
Fannie Mae Pool 770869
5.27%	04/01/34	[2]	1,203,501	1,202,591
Fannie Mae Pool 776708
5.00%	05/01/34		1,299,836	1,223,261
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	400,546	398,122
Fannie Mae Pool 895606
5.76%	06/01/36	[2]	1,045,544	1,035,047
Fannie Mae Pool 939419
5.63%	05/01/37	2,†	1,150,000	1,145,957
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,551
Freddie Mac 2174 PN
6.00%	07/15/29		440,542	439,433
Freddie Mac 2451 SP
5.24%	05/15/09	[2]	60,075	59,041
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		308,815	32,563
Freddie Mac Gold A33262
5.50%	02/01/35		248,937	241,345
Freddie Mac Gold G01548
7.50%	07/01/32		1,328,339	1,394,630
Freddie Mac Gold G01673
5.50%	04/01/34		101,437	98,409
Freddie Mac Gold G02366
6.50%	10/01/36		1,463,091	1,483,538
Freddie Mac Gold P50019
7.00%	07/01/24	†	27,123	27,953
Freddie Mac Non Gold Pool 1B3413
5.95%	05/01/37	[2]	1,614,558	1,613,490
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		210,766	29,707
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		223,537	6,879
Ginnie Mae 2004-8 SE
3.66%	11/26/23	[2]	284,197	254,405
Ginnie Mae II Pool 80968
6.00%	07/20/34	[2]	163,691	164,824

				15,897,084

Total Mortgage-Backed
(Cost $33,702,047)				33,295,505

U.S. TREASURY SECURITIES — 31.05%
U.S. Treasury Notes — 31.05%
U.S. Treasury Notes
3.38%	10/15/09		2,562,000	2,479,537
4.25%	11/15/14		10,276,000	9,807,970
4.50%	03/31/12		4,507,000	4,426,018
4.75%	01/31/12		3,571,000	3,545,335
4.88%	04/30/11		7,678,000	7,669,009
4.88%	02/15/12		3,762,000	3,758,475
5.12%	05/15/16		632,000	635,753

				32,322,097

Total U.S. Treasury Securities
(Cost $32,504,928)				32,322,097

			Contracts
CALL OPTIONS PURCHASED — 0.03%
Futures — 0.03%
90 Day Euro Futures, Call Strike $94.875, expires 12/22/07			180	30,375

Total Call Options Purchased
(Cost $33,200)				30,375

PUT OPTIONS PURCHASED — 0.34%
Futures — 0.34%
90 Day Euro Futures, Put Strike $94.50, expires 12/22/07			200	57,500
90 Day Euro Futures, Put Strike $95, expires 03/22/08			200	165,000
90 Day Euro Futures, Put Strike $95, expires 09/22/07			150	126,563

Total Put Options Purchased
(Cost $344,500)				349,063

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.27%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			8,282	$28,756

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			8,183	32,822

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

			4,064	16,662

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			8,147	38,349

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			8,052	42,870

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

			1,044	16,847

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

			526	11,204

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

			1,050	25,522

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

			1,057	29,317

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

			1,062	33,845

Total Purchased Swaptions
(Cost $397,105)				276,194

Issues	Maturity Date		Principal Amount
SHORT TERM INVESTMENTS — 3.34%
Commercial Paper — 2.20%
National Rural Utilities Cooperative Finance Corp.
5.25%[9]	07/06/07		$2,290,000	2,288,664

Money Market Fund — 0.93%
JPMorgan Prime Money Market Fund			971,295	971,295

U.S. Agency Discount Notes — 0.21%
Fannie Mae
5.14%[9]	09/19/07	[10]	6,000	5,934
Freddie Mac
5.28%[9]	09/17/07	[10]	215,000	212,666

				218,600

Total Short Term Investments
(Cost $3,478,527)				3,478,559

Total Investments – 100.11%
(Cost $105,532,701)[1]				104,213,596

Liabilities in Excess of Other Assets – (0.11)%				(110,384)

Net Assets – 100.00%				$104,103,212

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Futures, Written Strike $95.125, expires 12/22/07	(200)	$(16,250)	$(15,000)
90 Day Euro Futures, Written Strike $95.75, expires 12/22/07	(100)	(27,250)	(6,875)

Total Call Options Written		$(43,500)	$(21,875)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $94.25, expires 12/22/07	(400)	$(79,000)	(55,000)
90 Day Euro Futures, Written Strike $94.75, expires 09/22/07	(150)	(129,375)	(192,188)
90 Day Euro Futures, Written Strike $94.875, expires 09/22/07	(150)	(67,125)	(80,625)
90 Day Euro Futures, Written Strike $95, expires 03/22/08	(200)	(154,500)	(216,250)

Total Written Put Options		$(430,000)	$(544,063)

Issues	Notional Amount (000’s)	Premiums Received
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(4,000)	$(90,000)	$(42,903)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(4,000)	(92,800)	(60,272)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(2,000)	(41,111)	(27,600)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(4,000)	(85,935)	(68,968)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(4,000)	(87,163)	(75,500)

Total Written Swaptions		$(397,009)	$(275,243)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
67	U.S. Treasury Two Year Note, October 2007	$(22,057)
17	U.S. Treasury Five Year Note, October 2007	(10,761)

	Net unrealized depreciation	$(32,818)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counter partysemi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	$1,600	$4,944

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	620	3,807

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	500	(19,899)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	400	(16,282)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	380	(16,646)

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	$400	$(6,739)

			$(50,815)

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: Credit Suisse Group

	12/20/11	$200	$184
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG
	12/20/12	250	5,163
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	250	1,838

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	500	2,228
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: Credit Suisse Group
	09/20/14	250	(3)

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	702	209,796

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	161	48,116

			$267,322

SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Citigroup Inc.
	08/25/37	$450	$(203,063)

Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	504	(227,430)

			$(430,493)

Notes:

[1]	Cost for financial reporting purposes is $105,532,701 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$297,490
Gross unrealized depreciation	(1,616,595)

Net unrealized (depreciation)	$(1,319,105)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $14,081,314 representing 13.53% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
01/08/07	Delphi Dip 2nd Lien, 8.13%, 12/31/07	$500,000	$501,512	0.48%
11/14/06	HCA Term Loan B, 7.61%, 11/17/13	498,750	501,526	0.48%

		$998,750	$1,003,038	0.96%

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Non-income producing security.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[8]	Illiquid security.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion there of, pledged as collateral with a value of $218,589 on 67 Long U.S. Treasury Two Year Note futures contracts and 17 U.S. Treasury Five Year Note futures contracts.
†	Fair valued security. The aggregate value of fair valued securities is $13,329,919 which is 12.80% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 5.00%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		$6,422,460	$6,437,550
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28		80,669	52,239
Asset Backed Securities Corp. Home Equity Loan Trust 2003-HE4 M2
7.32%	08/15/33	[2]	12,545,206	12,590,165
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		9,784,000	9,597,498
Conseco Finance 2001-C A5 (STEP)
6.79%	08/15/33		7,842,843	7,860,720
Countrywide Home Equity Loan Trust 2005-M A2
5.44%	02/15/36	[2]	3,992,816	3,995,051
Embarcadero Aircraft Securitization Trust 2000-A A1
5.80%	08/15/25	[2,3]	1,700,000	1,412,062
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29		201,204	171,149
Genesis Funding Ltd. 2006-1A G1
5.56%	12/19/32	2,3,†	12,600,000	12,572,505
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		693,140	603,248
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.52%	04/15/30	[2]	380,211	380,507
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[3]	1,635,264	1,631,063
Nomura Asset Acceptance Corp. 2006-S1 A1
5.46%	01/25/36	[2,3]	2,434,104	2,435,812
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		386,266	309,929
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31		1,934,950	1,657,156
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		899,529	790,380
PAMCO CLO 1998-1A B2
6.71%	05/01/10	2,3,†	4,946,015	4,813,904
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,810,000	5,583,327
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	8,473,169	8,463,571
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		300,000	296,814
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		1,015,396	1,012,825
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		557,928	556,521
Signature 5 CBO
0.00%	10/15/09	†	2,000,000	300,004
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	8,915,143	8,870,651
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	2,3,†	3,507,302	3,489,798
Terwin Mortgage Trust 2005-7SL A1
5.59%	07/25/35	[2,3]	606,993	607,566
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	15,370,000	14,589,230
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	[2,3]	23,030,000	21,837,907
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	3,589,780	3,537,556
Van Kampen CLO II Ltd.
6.81%	07/15/08	2,3,†	259,629	241,457
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27		5,280,000	5,427,158
Vertical CDO Ltd. 2007-1A A1J
6.07%	04/10/47	2,3,†	8,200,000	7,662,590

Total Asset-Backed Securities
(Cost $152,466,820)				149,787,913

CORPORATES — 18.33%*
Automotive — 2.11%
Ford Motor Credit Co. LLC
7.00%	10/01/13		6,670,000	6,187,312
7.80%	06/01/12		7,750,000	7,567,883
8.00%	12/15/16		2,750,000	2,638,342
8.11%	01/13/12	[2]	3,809,000	3,802,906
9.81%	04/15/12	[2]	2,925,000	3,137,759
General Motors Corp.
7.38%	05/23/48		9,200,000	7,452,000
General Motors Corp. Strip
0.00%	07/20/11		2,133,864	2,044,064
General Motors Corp. Strip II
0.50%	07/20/11	4,†	900,000	862,125
GMAC LLC
6.63%	05/15/12		12,577,000	12,157,746
7.56%	12/01/14	[2]	16,636,000	16,827,597
Metaldyne Corp.
10.00%	11/01/13		425,000	452,625

				63,130,359

Banking — 2.44%
Bank One Corp. (STEP)
9.88%	03/01/19		200,000	237,651

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
BankAmerica Capital II
8.00%	12/15/26		$800,000	$831,752
BankAmerica Institutional A
8.07%	12/31/26	[3]	350,000	364,122
Banponce Trust I
8.33%	02/01/27		12,175,000	12,681,845
BNP Paribas SA
9.23%	06/08/17	2,5,†	14,354,000	14,226,249
BNP Paribas SA (MTN)
8.25%	11/28/21	2,5,†	5,276,000	5,105,585
CS First Boston/London
0.00%	03/24/10	2,3,†	16,131,000	14,905,044
0.00%	03/24/10	[2,3]	6,017,000	5,559,708
JPMorgan Chase & Co. C (MTN)
8.55%	07/23/13	2,†	2,500,000	2,378,250
National Capital Trust II
5.49%	12/29/49	[2,3]	2,425,000	2,301,960
Sovereign Capital Trust VI
7.91%	06/13/36		13,375,000	14,334,522

				72,926,688

Basic Industry — 0.09%
Freeport-McMoRan Copper & Gold, Inc.
8.56%	04/01/15	[2]	350,000	367,500
Massey Energy Co.
6.88%	12/15/13		750,000	690,938
Mosaic Co. (The)
7.38%	12/01/14	[3]	750,000	761,250
Noranda Aluminium Acquisition Corp. (PIK)
9.36%	05/15/15	[3]	1,000,000	970,000

				2,789,688

Communications — 0.75%
Cebridge 2nd Lien PIK
11.36%	05/05/14	4,†	10,067,627	10,454,153
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		525,000	565,688
Charter Communications, Inc. Term Loan 3rd Lien
7.86%	03/01/14	4,†	1,000,000	999,297
Cincinnati Bell, Inc.
7.25%	07/15/13		525,000	540,750
Dex Media East LLC/Dex Media East Finance Co.
12.13%	11/15/12		650,000	701,187
Dex Media West LLC/Dex Media Finance Co.
9.88%	08/15/13		575,000	618,125
Idearc, Inc.
8.00%	11/15/16		750,000	761,250
Intelsat Bermuda Ltd.
11.25%	06/15/16		500,000	562,500
Level 3 Financing, Inc.
9.25%	11/01/14		1,000,000	1,015,000
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	4,070,000
Univision Communications, Inc. 1st Lien Strip
7.61%	03/15/14	4,†	750,000	740,733
Univision Communications, Inc. PIK
9.75%	03/15/15	[3]	500,000	496,250
Windstream Corp.
8.13%	08/01/13		500,000	525,000
8.63%	08/01/16		500,000	531,250

				22,581,183

Consumer Discretionary — 0.07%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	4,†	2,000,000	2,005,000

Consumer Products — 0.02%
Visant Holding Corp.
8.75%	12/01/13		550,000	574,750

Electric — 2.64%
Calpine CCFC I Term Loan
11.32%	08/26/09	4,†	10,451,185	10,980,276
Cedar Brakes I LLC
8.50%	02/15/14	[3]	7,355,198	8,034,524
Cedar Brakes II LLC
9.88%	09/01/13	[3]	11,231,662	12,573,699
FPL Energy American Wind LLC
6.64%	06/20/23	[3]	413,000	420,634
FPL Energy National Wind
5.61%	03/10/24	[3]	8,100,455	7,877,482
GWF Energy LLC
6.13%	12/30/11	[3]	3,806,623	3,759,306
Potomac Electric Power Co.
5.88%	10/15/08		125,000	125,536
Power Contract Financing LLC
6.26%	02/01/10	[3]	8,290,201	8,346,997
Reliant Energy, Inc.
6.75%	12/15/14		3,680,000	3,772,000
SWEPCO Capital Trust I
5.25%	10/01/43	[2]	14,325,000	14,199,169
TXU Electric Delivery Co.
5.74%	09/16/08	[2,3]	5,140,000	5,143,177
Windsor Financing LLC
5.88%	07/15/17	[3]	3,820,165	3,726,113

				78,958,913

Energy — 0.36%
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		500,000	511,250

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Chesapeake Energy Corp.
7.00%	08/15/14		$500,000	$498,750
Corral Finans AB (PIK)
6.86%	04/15/10	[3,5]	500,000	500,000
Energy Partners Ltd.
9.75%	04/15/14	[3]	1,000,000	997,500
Griffin Coal Mining Co. Pty. Ltd. (The)
9.50%	12/01/16	[3]	500,000	516,875
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[3]	550,000	536,250
NRG Energy, Inc.
7.38%	01/15/17		1,000,000	1,006,250
OPTI Canada, Inc.
7.88%	12/15/14	3,5,†	750,000	751,875
Pogo Producing Co.
7.88%	05/01/13		250,000	256,250
Pride International, Inc.
7.38%	07/15/14		250,000	251,875
Sabine Pass LNG LP
7.25%	11/30/13	[3]	5,000,000	4,975,000

				10,801,875

Finance — 3.13%
ABX Financing Co.
6.35%	10/15/36	[3]	9,800,000	9,457,255
Kelson 1st Lien
0.00%	03/16/13	4,†	4,000,000	3,967,000
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	11,249,000	10,941,902
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	06/20/16	2,†	9,906,000	9,899,066
12.50%	11/30/10	2,†	6,352,000	5,894,656
Lehman Brothers Holdings, Inc. I (MTN)
8.92%	02/16/17	2,†	6,941,000	6,644,619
Merrill Lynch & Co., Inc.
9.57%	06/06/17	2,†	8,040,000	7,809,252
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	10,700,225
Pemex Finance Ltd.
8.88%	11/15/10		350,000	365,517
Residential Capital LLC
5.86%	06/09/08	[2]	10,171,000	10,070,175
6.46%	05/22/09	[2]	3,547,000	3,532,337
7.19%	04/17/09	[2,3]	5,500,000	5,477,698
TL Acquisitions (Thompson) Term Loan
8.38%	07/09/14	4,†	2,000,000	1,976,666
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	7,331,000	7,026,764

				93,763,132

Gaming — 0.04%
Majestic Star Casino LLC/Majestic Star Casino Capital Corp.
9.50%	10/15/10		250,000	261,250
Pinnacle Entertainment, Inc.
8.25%	03/15/12		275,000	284,625
Wimar Opco LLC/Wimar Opco Finance Corp.
9.63%	12/15/14	[3]	250,000	241,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		500,000	484,375

				1,272,125

Health Care — 0.35%
Carestream Health, Inc. Term Loan
10.59%	10/30/13	4,†	1,000,000	1,013,750
Community Health Systems, Inc.
8.88%	07/15/15	3,†	2,500,000	2,540,625
HCA, Inc.
9.25%	11/15/16	[3]	5,450,000	5,817,875
Surgical Care Affiliates, Inc. Term Loan
0.00%	12/29/14	4,†	250,000	250,312
Universal Hospital Services, Inc.
8.76%	06/01/15	[2,3]	700,000	703,500

				10,326,062

Insurance — 1.52%
Fairfax Financial Holdings Ltd.
7.75%	06/15/17		6,590,000	6,458,200
Farmers Exchange Capital
7.05%	07/15/28	[3]	2,926,000	2,972,251
7.20%	07/15/48	[3]	1,392,000	1,369,292
Farmers Insurance Exchange
8.63%	05/01/24	[3]	11,127,000	12,886,635
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	15,939,000	15,253,623
ZFS Finance USA Trust I
6.50%	05/09/37	[2,3]	4,175,000	4,045,036
ZFS Finance USA Trust II
6.45%	12/15/65	[2,3]	2,570,000	2,496,948

				45,481,985

Natural Gas — 0.37%
Southern Union Co.
7.20%	11/01/66	[2]	10,975,000	11,044,362

Real Estate Investment Trust (REIT) — 1.95%
Colonial Realty LP
4.75%	02/01/10		176,000	172,328
Developers Diversified Realty Corp.
5.25%	04/15/11		3,430,000	3,374,770
Equity One, Inc.
3.88%	04/15/09		270,000	261,653

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
First Industrial LP
5.25%	06/15/09		$6,000,000	$5,959,220
7.60%	07/15/28		5,000,000	5,410,715
Health Care Property Investors, Inc.
6.45%	06/25/12		11,800,000	12,015,600
Highwoods Properties, Inc.
7.50%	04/15/18		6,730,000	7,300,859
Reckson Operating Partnership LP
7.75%	03/15/09		5,525,000	5,716,204
Shurgard Storage Centers, Inc.
7.75%	02/22/11		7,200,000	7,694,150
UDR, Inc.
5.00%	01/15/12		2,550,000	2,482,894
5.50%	04/01/14		5,000,000	4,883,340
6.05%	06/01/13		3,100,000	3,109,167

				58,380,900

Retail — 0.02%
Mobile Mini, Inc.
6.88%	05/01/15	[3]	750,000	731,250

Secured Assets — 0.30%
Ingress I Ltd.
7.38%	03/30/40	3,†	9,745,000	8,849,523

Services — 0.05%
Rental Services Corp.
9.50%	12/01/14	[3]	500,000	512,500
Rental Services Term Loan 2nd Lien
6.21%	11/30/13	4,†	1,000,000	1,017,250

				1,529,750

Transportation — 2.12%
Air 2 US A
8.03%	10/01/20	[3]	3,033,868	3,141,949
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		85,914	86,934
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		2,343,068	2,397,252
Continental Airlines, Inc. 1999-1 A
6.55%	08/02/20		448,099	456,221
Continental Airlines, Inc. 1999-2 A1
7.26%	09/15/21		7,656,800	7,967,858
Continental Airlines, Inc. 2000-1 A2
7.92%	11/01/11		2,000,000	2,078,750
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		2,500,000	2,523,438
Delta Air Lines, Inc. 2000-1 A1
7.38%	11/18/11	[6]	6,604,306	6,699,243
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13	[6]	14,048,000	14,422,028
Northwest Air Dip
7.34%	05/21/12	4,†	7,000,000	7,011,445
Northwest Airlines, Inc.
6.84%	04/01/11		2,122,000	2,152,504
Saint Acquisition Corp.
12.50%	05/15/17	[3]	500,000	475,000
Swift Transportation Co. Term Loan
0.00%	05/06/14		500,000	494,732
8.38%	05/06/14	4,†	500,000	494,732
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		4,687,826	4,752,284
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		8,335,056	8,381,941

				63,536,311

Total Corporates
(Cost $546,630,161)				548,683,856

MORTGAGE-BACKED — 34.59%**
Commercial Mortgage-Backed — 2.16%
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		18,000,000	17,617,153
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
2.57%	01/25/26	2,3,7,†	206,616	257
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	2,040,000	1,916,017
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.74%	05/15/35	[2,7]	220,925,804	2,809,624
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		27,150,000	27,255,388
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		14,182,180	14,815,465

				64,413,904

Non-Agency Mortgage-Backed — 19.42%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	22,506,024	21,915,353
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		181,335	174,309
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,5,7,†	3,853,947	963,667
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		12,695,000	13,050,553
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	24,986,600

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39		$35,351,000	$34,387,456
BHN I Mortgage Fund 1997-2 A1
6.60%	05/31/17	2,3,7,†	2,702,346	756,662
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17	3,7,†	5,060,858	1,417,156
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,7,†	2,260,737	565,290
BlackRock Capital Finance LP 1997-R2 AP
1.27%	12/25/35	[2,3]	5,909	5,892
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	16,304,321	15,866,142
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	36,320,000	35,945,450
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.60%	01/25/35	2,3,†	3,605,565	3,606,684
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34	[2,3]	19,094,440	17,824,190
Commercial Mortgage Acceptance Corp. 1998-C2 A3
6.04%	09/15/30		13,425,000	13,458,016
Commercial Mortgage Pass Through Certificates 2006-C7 AM
5.99%	06/10/46	[2]	27,668,000	27,673,907
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	7,8,†	23,033,302	455,632
Countrywide Alternative Loan Trust 2005-27 2A1
6.38%	08/25/35	2,†	11,956,529	12,000,323
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	7,8,†	49,746,193	1,609,538
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		21,141,148	21,169,418
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	7,†	68,387,133	2,883,636
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	1,752,934	1,747,751
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.09%	08/25/34	[2]	12,882,753	12,512,728
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.13%	09/20/35	[2]	14,687,986	14,322,118
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.71%	02/15/39	[2]	10,205,000	10,164,918
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[2]	9,355,000	8,897,976
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12	[3]	2,819,087	2,749,593
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A4
4.55%	12/10/41		435,000	417,273
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		34,500,000	33,386,061
GS Mortgage Securities Corp. II 2005-GG4 A4A
4.75%	07/10/39		435,000	406,870
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	7,8,†	32,006,010	615,116
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,7,†	39,768,268	994,207
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	7,8,†	21,219,312	424,386
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.72%	08/25/34	[2]	112,837	113,142
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 AM
5.59%	05/12/45		16,880,000	16,484,129
JPMorgan Mortgage Trust 2003-A2 2A3
4.67%	11/25/33	[2]	305,000	286,172
JPMorgan Mortgage Trust 2004-A5 4A4
4.83%	12/25/34	[2]	400,000	387,206
JPMorgan Mortgage Trust 2006-A3 3A4
5.75%	05/25/36	[2]	23,500,000	23,060,235
MASTR Seasoned Securities Trust 2004-1 4A1
5.34%	10/25/32	[2]	198,000	200,685
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		8,216,865	8,291,148
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36		5,240,688	5,447,148
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/17	†	43,725,000	43,731,832
Ocwen Residential MBS Corp. 1998-R2 AP
9.11%	11/25/34	[2,3]	40,077	32,087
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		11,616,716	11,186,443
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		111,694	112,200

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37	†	$29,504,219	$29,544,785
Ryland Mortgage Securities Corp. 1994-5 M3
6.29%	10/25/23	2,†	462,348	462,774
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		7,864	7,841
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	4,972	4,958
Structured Mortgage Asset Residential Trust 1991-7 I (IO)
8.50%	12/25/22	2,7,9,†	11	2
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35		30,000,000	28,777,047
Washington Mutual Mortgage Pass Through Certificates 2007-OA1 XPPP (IO)
0.64%	02/25/47	7,8,†	212,728,295	2,999,469
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		212,934	204,650
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.77%	06/25/34	[2]	445,000	416,707
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		35,135,691	33,675,958
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		25,822,320	24,680,495
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		14,333,536	13,921,020

				581,383,004

U.S. Agency Mortgage-Backed — 13.01%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		8,294	8,302
Fannie Mae 1989-27 Y
6.90%	06/25/19		2,045	2,073
Fannie Mae 1992-123 Z
7.50%	07/25/22		7,180	7,508
Fannie Mae 1992-83 Z
7.00%	06/25/22		40,122	40,536
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22		403,736	337,797
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[2]	1,416,006	35,208
Fannie Mae 1993-29 PK
7.00%	03/25/23		202,000	206,729
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	133,568
Fannie Mae 1997-34 SA
23.41%	10/25/23	[2]	42,009	65,331
Fannie Mae 1997-44 SB (IO)
2.78%	06/25/08	[2]	114,343	1,676
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	28,268,496
Fannie Mae 2003-52 SV
5.23%	05/25/31	[2]	6,011,160	5,806,862
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		6,544,395	551,549
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		7,577,693	401,315
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	23,054,795
Fannie Mae G92-36 Z
7.00%	07/25/22		1,465	1,513
Fannie Mae Pool 233672
7.62%	09/01/23	[2]	28,700	29,221
Fannie Mae Pool 254232
6.50%	03/01/22		97,904	100,085
Fannie Mae Pool 308798
7.13%	04/01/25	[2]	10,470	10,528
Fannie Mae Pool 312155
7.05%	03/01/25	[2]	33,016	33,255
Fannie Mae Pool 545191
7.00%	09/01/31		55,760	57,144
Fannie Mae Pool 633698
7.50%	02/01/31		19,422	20,522
Fannie Mae Pool 655928
7.00%	08/01/32		156,872	164,039
Fannie Mae Pool 725257
5.50%	02/01/34		15,869,445	15,378,260
Fannie Mae Pool 735883
6.00%	03/01/33		15,020,767	15,010,960
Fannie Mae Pool 765387
6.00%	08/01/34		245,562	244,867
Fannie Mae Pool 817611
5.35%	11/01/35	[2]	11,204,334	11,136,516
Fannie Mae Pool 888412
7.00%	04/01/37	†	29,623,082	30,234,058
Fannie Mae Pool 896464
5.82%	07/01/36	[2]	21,071,646	20,934,985
Fannie Mae Pool 908408
5.61%	04/01/37	[2]	37,761,445	37,474,579
Freddie Mac 1004 H
7.95%	10/15/20		1,741	1,739
Freddie Mac 1073 G
7.00%	05/15/21		5,822	5,814
Freddie Mac 1515 SA
8.61%	05/15/08	[2]	23,547	23,435

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 165 K
6.50%	09/15/21		$1,086	$1,084
Freddie Mac 1980 Z
7.00%	07/15/27		709,496	726,326
Freddie Mac 2098 TZ
6.00%	01/15/28		749,723	724,873
Freddie Mac 2209 TC
8.00%	01/15/30		207,189	218,042
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		9,095,702	749,165
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		175,127	35,955
Freddie Mac Gold A24156
6.50%	10/01/31		3,719,174	3,795,183
Freddie Mac Gold C46104
6.50%	09/01/29		170,376	174,080
Freddie Mac Gold C55789
7.50%	10/01/27		61,093	63,960
Freddie Mac Gold C90573
6.50%	08/01/22		749,358	766,608
Freddie Mac Gold G01601
4.00%	09/01/33		241,938	214,182
Freddie Mac Gold G01611
4.00%	09/01/33		84,749	75,026
Freddie Mac Gold G01673
5.50%	04/01/34		3,711,351	3,600,578
Freddie Mac Gold G02366
6.50%	10/01/36		28,091,339	28,483,925
Freddie Mac Gold G02461
6.50%	11/01/36		27,499,276	27,799,276
Freddie Mac Gold G02579
5.00%	12/01/34		27,660,664	26,067,910
Freddie Mac Gold G02955
5.50%	03/01/37		38,169,401	36,838,278
Freddie Mac Gold G11707
6.00%	03/01/20		9,681,726	9,736,826
Freddie Mac Gold P50019
7.00%	07/01/24	†	1,123,302	1,157,686
Freddie Mac Pool 781415
5.24%	04/01/34	[2]	9,779,559	9,852,802
Freddie Mac Pool 781469
5.12%	04/01/34	[2]	7,141,508	7,166,199
Freddie Mac Pool 847288
5.09%	05/01/34	[2]	12,380,264	12,466,208
Ginnie Mae 2000-22 SG (IO)
5.48%	05/16/30	[2]	3,504,323	399,530
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		4,968,769	700,327
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		18,251,511	15,066,779
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		16,882,716	12,756,285
Ginnie Mae II Pool 81018
6.00%	08/20/34	[2]	101,997	102,700

				389,523,058

Total Mortgage-Backed
(Cost $ 1,060,207,254)				1,035,319,966

U.S. AGENCY SECURITIES — 0.39%
Foreign Sovereign — 0.39%
Indonesia Government Aid Bond
9.30%	07/01/20		9,888,750	11,738,035

Total U.S. Agency Securities
(Cost $ 12,809,633)				11,738,035

U.S. TREASURY SECURITIES — 35.82%
U.S. Treasury Bonds — 3.29%
U.S. Treasury Bonds
6.12%	11/15/27		61,627,000	68,704,491
8.12%	08/15/19		2,247,000	2,842,104
U.S. Treasury Notes (Strip Principal)
0.00%	08/15/19		50,521,000	27,022,976

				98,569,571

U.S. Treasury Notes — 32.53%
Financing Corp.—Strip Principal
0.00%	09/26/19	[8]	14,967,000	7,720,951
U.S. Treasury Notes
4.00%	08/31/07		1,686,000	1,684,026
4.25%	11/15/14		153,863,000	146,855,156
4.50%	03/31/12		314,740,000	309,084,752
4.75%	01/31/12		210,913,000	209,397,168
4.88%	04/30/11		44,345,000	44,293,072
4.88%	02/15/12		171,421,000	171,260,379
5.12%	05/15/16		82,732,000	83,223,263

				973,518,767

Total U.S. Treasury Securities
(Cost $ 1,084,943,164)				1,072,088,338

			Shares
PREFERRED STOCK — 0.17%
Finance — 0.17%
Woodbourne Pass-Through Trust
6.42%	12/31/49	[2,3]	50	5,025,000

Total Preferred Stock
(Cost $ 5,000,000)				5,025,000

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Contracts	Value
CALL OPTIONS PURCHASED — 0.03%
Futures — 0.03%
90 Day Euro Futures, Call Strike $94.875, expires 12/22/07
	4,590	$774,562

Total Call Options Purchased
(Cost $ 846,600)		774,562

PUT OPTIONS PURCHASED — 0.32%
Futures — 0.32%
90 Day Euro Futures, Put Strike $94.50, expires 12/22/07
	5,500	1,581,250
90 Day Euro Futures, Put Strike $95, expires 03/22/08
	5,500	4,537,500
90 Day Euro Futures, Put Strike $95, expires 09/22/07
	4,000	3,375,000

Total Put Options Purchased
(Cost $ 9,387,500)		9,493,750

	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.24%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	206,368	716,530

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	192,299	771,311

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	101,588	416,511

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	230,146	1,083,320

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	195,269	$1,039,651

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	26,112	421,369

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	13,144	279,967

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	24,676	599,790

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	29,845	827,796

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	25,762	821,002

Total Purchased Swaptions
(Cost $9,998,063)		6,977,247

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 5.04%
Commercial Paper — 4.64%
Chariot Funding LLC
5.30%[10]	07/23/07	$46,161,000	$46,018,285
Ciesco LP
5.27%[10]	07/30/07	18,055,000	17,980,994
DaimlerChrysler NA Holding Corp.
5.35%[10]	07/12/07	36,505,000	36,201,852
Falcon Asset Acquisition Corp.
5.29%[10]	07/23/07	23,101,000	23,029,714
Kitty Hawk Funding Corp.
5.30%[10]	07/26/07	15,625,000	15,569,792

			138,800,637

Money Market Fund — 0.18%
JPMorgan Prime Money Market Fund		5,590,182	5,590,182

U.S. Agency Discount Notes — 0.22%
Fannie Mae
5.14%[10]	09/19/0711	316,000	312,481
Freddie Mac
5.28%[10]	09/17/0711	6,020,000	5,954,653
5.28%[10]	09/17/07	289,000	285,863

			6,552,997

Total Short Term Investments
(Cost $ 150,942,889)			150,943,816

Total Investments – 99.93%
(Cost $ 3,033,232,084)[1]			2,990,832,483

Cash and Other Assets, Less Liabilities – 0.07%			2,165,757

NET ASSETS – 100.00%			$2,992,998,240

Issues	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Futures, Written Strike $95.125, expires 12/22/07	(5,100)	$(414,375)	$(382,500)
90 Day Euro Futures, Written Strike $95.75, expires 12/22/07	(2,550)	(694,875)	(175,313)

Total Call Options Written		$(1,109,250)	$(557,813)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $94.25, expires 12/22/07	(11,000)	$(592,500)	$(412,500)
90 Day Euro Futures, Written Strike $94.75, expires 09/22/07	(4,000)	(129,375)	(192,188)
90 Day Euro Futures, Written Strike $94.875, expires 09/22/07	(4,000)	(260,625)	(403,125)
90 Day Euro Futures, Written Strike $95, expires 03/22/08	(5,500)	$(772,500)	$(1,081,250)

Total Written Put Options		$(1,755,000)	$(2,089,063)

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	(100,000)	$(2,250,000)	$(1,072,570)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	(94,000)	(2,180,000)	(1,416,401)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	(50,000)	(1,027,778)	(690,000)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	(113,000)	(2,427,677)	(1,948,335)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	(97,000)	(2,113,767)	(1,830,865)

Total Written Swaptions		$(9,999,222)	$(6,958,171)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
2,443	U.S. Treasury Two Year Note, September 2007	$(474,977)
759	U.S. Treasury Five Year Note, September 2007	(482,059)

	Net unrealized depreciation	$(957,036)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	$8,900	$(516,064)
The Fund pays a floating rate based on 3-month USD Libor and the Fund receives from the counterparty a fixed rate of 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	9,000	(588,253)

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	38,700	(123,115)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	15,440	94,808
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	10,100	(401,967)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	4,960	(357,480)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	10,000	(407,060)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	9,810	(429,737)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	10,000	(168,474)

			$(2,897,342)

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of LDS-P PHM, 7.88% due 08/01/11. Counterparty: Barclays Capital, Inc.

	12/20/11	$5,000	$169,213

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: Credit Suisse Group

	12/20/11	4,800	4,406

Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 7 IG, due 12/20/11. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	35,000	(12,495)

Pay a fixed rate equal to 0.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	6,500	184,490
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG
	12/20/12	6,750	139,398
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	5,000	36,761

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	11,000	49,012
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: Credit Suisse Group
	09/20/14	7,000	(84)

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	17,492	5,227,417

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	3,961	1,183,689

			$6,981,807

SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Citigroup Inc.
	08/25/37	$11,212	$(5,059,644)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)

Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	$12,558	$(5,666,801)

			$(10,726,445)

Notes:

[1]	Cost for financial reporting purposes is $3,033,232,084 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$13,688,862
Gross unrealized depreciation	(56,088,463)

Net unrealized (depreciation)	$(42,399,601)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $287,350,502 representing 9.60% of total net assets.

[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 11.32%, 08/26/09	$10,748,668	$10,980,276	0.37%
06/01/07	Carestream Health, Inc. Term Loan, 10.59%, 10/30/13	1,013,632	1,013,750	0.03%
06/30/06	Cebridge 2nd Lien PIK, 11.36%, 05/05/14	10,091,741	10,454,153	0.35%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.86%, 03/01/14	1,006,202	999,297	0.03%
06/13/06	General Motors Corp. Strip II, 0.50%, 07/20/11	866,005	862,125	0.03%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	4,000,000	3,967,000	0.13%
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	7,000,000	7,011,445	0.23%
06/04/07	Rental Services Term Loan 2nd Lien, 6.21%, 11/30/13	1,021,079	1,017,250	0.03%
06/28/07	Surgical Care Affiliates, Inc. Term Loan, 0.00%, 12/29/14	250,000	250,312	0.01%
06/14/07	Swift Transportation Co. Term Loan, 8.38%, 05/06/14	500,000	494,732	0.02%
06/27/07	TL Acquisitions (Thompson) Term Loan, 8.38%, 07/09/14	1,980,000	1,976,666	0.07%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	2,000,000	2,005,000	0.07%
06/12/07	Univision Communications, Inc. 1st Lien Strip, 7.61%, 03/15/14	749,533	740,733	0.03%

		$41,226,860	$41,772,739	1.40%

[5]	Foreign domiciled securities.
[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Illiquid security.
[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[9]

IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount therefore appear unusually large.

[10]	Represents annualized yield at date of purchase.
[11]

Securities, or a portion there of, pledged as collateral with a value of $6,266,843 on 2,443 Long U.S. Treasury Two Year Note futures contracts and 759 Long U.S. Treasury Five Year Note futures contracts.

†

Fair valued security. The aggregate value of fair valued securities is $357,276,990 which is 11.94% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(STEP): Step coupon bond.

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 1.18%**
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	2,†	$187,468	$188,522
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	2,†	699,242	698,450
Terwin Mortgage Trust 2007-3SL AX (IO)
23.50%	05/25/38	2,†	1,700,000	309,847
Terwin Mortgage Trust 2007-3SL CE2
0.00%	05/25/38	2,3,†	17,160,000	1,712

Total Asset-Backed Securities
(Cost $ 1,180,388)				1,198,531

CORPORATES — 92.82%*
Automotive — 6.54%
Cooper Standard TLD
7.91%	12/23/11	4,†	740,625	744,328
Delphi Dip 2nd Lien
8.13%	12/31/07	4,†	750,000	752,269
Ford Motor Credit Co. LLC
7.00%	10/01/13		900,000	834,870
7.80%	06/01/12		1,000,000	976,501
9.81%	04/15/12	[5]	550,000	590,006
General Motors Corp.
7.70%	04/15/16		126,000	117,495
General Motors Corp. Strip II
0.50%	07/20/11	4,†	550,000	526,854
GMAC LLC
6.63%	05/15/12		750,000	724,999
Metaldyne Corp.
10.00%	11/01/13		800,000	852,000
Tenneco, Inc.
8.63%	11/15/14		500,000	512,650

				6,631,972

Banking — 0.86%
CS First Boston/London
0.00%	03/24/10	2,5,†	584,000	539,616
0.00%	03/24/10	[2,5]	189,000	174,636
JPMorgan Chase Bank NA
7.59%	03/28/22	5,†	175,000	161,998

				876,250

Basic Industry — 11.77%
AK Steel Corp.
7.75%	06/15/12		250,000	251,250
7.88%	02/15/09		150,000	150,375
Arco Chemical Co.
10.25%	11/01/10		265,000	287,525
Dresser, Inc. Term Loan
7.86%	05/14/14	4,†	500,000	502,760
Equistar Chemicals LP/Equistar Funding Corp.
10.63%	05/01/11		977,000	1,033,177
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17		400,000	428,000
8.56%	04/01/15	[5]	750,000	787,500
GrafTech Finance, Inc.
10.25%	02/15/12		292,000	307,330
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,381,875
Mosaic Co. (The)
7.38%	12/01/14	[2]	1,375,000	1,395,625
Mueller Water Products, Inc.
7.38%	06/01/17	[2]	1,000,000	996,610
Murray Bank Loan 2nd Lien
13.91%	01/31/11	4,†	1,572,695	1,678,852
Noranda Aluminium Acquisition Corp. (PIK)
9.36%	05/15/15	[2]	1,500,000	1,455,000
Noranda Aluminium Holding Corp. (PIK)
11.15%	11/15/14	[2]	1,000,000	980,000
PolyOne Corp.
10.63%	05/15/10		296,000	311,540

				11,947,419

Capital Goods — 1.28%
L-3 Communications Corp.
5.88%	01/15/15		550,000	512,875
6.38%	10/15/15		125,000	118,750
United Rentals North America, Inc.
6.50%	02/15/12		675,000	666,562

				1,298,187

Communications — 21.05%
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.00%	10/01/15		1,100,000	1,152,250
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%	11/15/13		500,000	508,750
Cebridge 2nd Lien PIK
11.36%	05/05/14	4,†	1,539,745	1,598,861
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		760,000	818,900
Charter Communications, Inc. Term Loan 3rd Lien
7.86%	03/01/14	4,†	500,000	499,648
Cincinnati Bell, Inc.
7.25%	07/15/13		1,100,000	1,133,000
Dex Media East LLC/Dex Media East Finance Co.
12.13%	11/15/12		350,000	377,562

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Dex Media West LLC/Dex Media Finance Co.
9.88%	08/15/13		$950,000	$1,021,250
Hawaiian Telcom Communications, Inc.
12.50%	05/01/15		1,000,000	1,140,000
Hawaiian Telcom Communications, Inc. B
10.86%	05/01/13	[5]	500,000	512,500
Idearc, Inc.
8.00%	11/15/16		2,000,000	2,030,000
Intelsat Bermuda Ltd.
11.25%	06/15/16		1,000,000	1,125,000
Intelsat Bermuda, Ltd.
8.87%	01/15/15	[5]	500,000	513,125
Intelsat Subsidiary Holding Co. Ltd.
8.63%	01/15/15		400,000	412,000
Level 3 Financing, Inc.
9.25%	11/01/14		1,775,000	1,801,625
Primedia, Inc.
10.75%	05/15/10	[5]	475,000	491,031
Qwest Communications International, Inc.
8.86%	02/15/09	[5]	200,000	203,000
Qwest Communications International, Inc. B
7.50%	02/15/14		2,250,000	2,289,375
Univision Communications, Inc. 1st Lien Strip
7.61%	03/15/14	4,†	500,000	493,822
Univision Communications, Inc. PIK
9.75%	03/15/15	[2]	400,000	397,000
Wide Open West Term Loan
0.00%	04/28/13	†	500,000	508,250
Windstream Corp.
8.63%	08/01/16		2,200,000	2,337,500

				21,364,449

Consumer Discretionary — 1.95%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	4,†	1,000,000	1,002,500
Tribune 1st Lien Term Loan B
8.38%	05/24/14	4,†	1,000,000	978,750

				1,981,250

Consumer Products — 2.06%
Riddell Bell Holdings, Inc.
8.38%	10/01/12		475,000	470,250
Steinway Musical Instruments
7.00%	03/01/14	[2]	785,000	769,300
Visant Corp.
7.62%	10/01/12		325,000	325,000
Visant Holding Corp.
8.75%	12/01/13		250,000	261,250
Visant Holding Corp. (STEP)
0.00%	12/01/13		290,000	267,525

				2,093,325

Electric — 5.66%
Aquila, Inc.
14.88%	07/01/12		700,000	896,000
Boston Generating LLC 1st Lien
5.92%	12/19/13	4,†	249,513	250,830
Boston Generating LLC 2nd Lien
9.61%	06/19/14	4,†	750,000	765,603
Calpine CCFC I Term Loan
11.32%	08/26/09	4,†	745,524	783,267
Calpine Corp. Term Loan
7.61%	03/29/09	4,†	1,000,000	1,002,396
Reliant Energy, Inc.
6.75%	12/15/14		1,500,000	1,537,500
TPF Generation Holdings LLC 2nd Lien
9.61%	12/15/14	4,†	500,000	508,660

				5,744,256

Energy — 13.77%
Allis-Chalmers Energy, Inc.
8.50%	03/01/17		150,000	150,562
9.00%	01/15/14		800,000	818,000
Chesapeake Energy Corp.
7.00%	08/15/14		630,000	628,425
7.50%	06/15/14		225,000	228,938
7.75%	01/15/15		75,000	76,688
Corral Finans AB (PIK)
6.86%	04/15/10	[2,6]	1,000,000	1,000,000
Energy Partners Ltd.
9.75%	04/15/14	[2]	1,625,000	1,620,938
Forest Oil Corp.
8.00%	12/15/11		1,000,000	1,035,000
Griffin Coal Mining Co. Pty. Ltd. (The)
9.50%	12/01/16	[2]	925,000	956,219
Hanover Equipment Trust
8.75%	09/01/11		870,000	898,275
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[2]	625,000	609,375
James River Coal Co.
9.38%	06/01/12		575,000	566,375
NRG Energy, Inc.
7.38%	01/15/17		975,000	981,094
OPTI Canada, Inc.
7.88%	12/15/14	2,6,†	1,000,000	1,002,500
Parker Drilling Co.
9.63%	10/01/13		25,000	26,812
10.11%	09/01/10	[5]	469,000	476,621
Pogo Producing Co.
7.88%	05/01/13		250,000	256,250

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
8.25%	04/15/11		$250,000	$255,312
Pride International, Inc.
7.38%	07/15/14		325,000	327,438
Sabine Pass LNG LP
7.25%	11/30/13	[2]	500,000	497,500
7.50%	11/30/16	[2]	550,000	548,625
Venoco, Inc. 2nd Lien Term Loan
9.36%	05/08/14	[4]	1,000,000	1,010,000

				13,970,947

Finance — 7.75%
Dow Jones CDX HY 6-TI
8.63%	06/29/11		50,000	51,313
Dow Jones CDX HY 7-T1
8.38%	12/29/11	[2]	2,750,000	2,736,250
Kelson 1st Lien
0.00%	03/16/13	4,†	1,125,000	1,115,719
Kelson 2nd Lien PIK
0.00%	03/01/14	4,†	1,125,000	1,113,047
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	5,†	383,000	372,544
Lehman Brothers Holdings, Inc. H (MTN)
12.50%	11/30/10	5,†	294,000	272,832
Residential Capital LLC
7.19%	04/17/09	[2,5]	975,000	971,046
TL Acquisitions (Thompson) Term Loan
8.38%	07/09/14	4,†	1,250,000	1,235,416

				7,868,167

Gaming — 3.96%
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp.
10.75%	04/15/14	[2]	325,000	279,500
Herbst Gaming, Inc.
8.13%	06/01/12		575,000	583,625
Majestic Star Casino LLC/Majestic Star Casino Capital Corp.
9.50%	10/15/10		450,000	470,250
Penn National Gaming, Inc.
6.75%	03/01/15		340,000	350,200
Pinnacle Entertainment, Inc.
8.25%	03/15/12		625,000	646,875
Tropicana Entertainment
7.61%	12/31/11	4,†	495,106	499,376
Wimar Opco LLC/Wimar Opco Finance Corp.
9.63%	12/15/14	[2]	450,000	435,375
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%	12/01/14		775,000	750,781

				4,015,982

Health Care — 5.76%
Accellent, Inc.
10.50%	12/01/13		250,000	249,375
Carestream Health, Inc. Term Loan
10.59%	10/30/13	4,†	1,500,000	1,520,625
Community Health Systems, Inc.
8.88%	07/15/15	2,†	2,500,000	2,540,625
HCA, Inc.
9.25%	11/15/16	[2]	500,000	533,750
Universal Hospital Services, Inc.
8.76%	06/01/15	[2,5]	1,000,000	1,005,000

				5,849,375

Retail — 1.44%
Mobile Mini, Inc.
6.88%	05/01/15	[2]	1,500,000	1,462,500

Services — 2.87%
Aramark Corp.
8.50%	02/01/15	[2]	600,000	613,500
Corrections Corp. of America
6.25%	03/15/13		350,000	337,750
Rental Services Corp.
9.50%	12/01/14	[2]	725,000	743,125
Rental Services Term Loan 2nd Lien
6.21%	11/30/13	4,†	1,193,761	1,214,353

				2,908,728

Transportation — 6.10%
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		826,612	845,727
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		500,000	504,688
Delta Air Lines 2nd Lien
8.61%	05/01/14	4,†	500,000	504,250
Northwest Air Dip
7.34%	05/21/12	4,†	500,000	500,818
Saint Acquisition Corp.
12.50%	05/15/17	[2]	1,250,000	1,187,500
Swift Transportation Co. Term Loan
8.38%	05/06/14	4,†	250,000	247,366
United Air Lines, Inc.
7.34%	07/02/19	2,†	900,000	903,656
7.38%	02/01/14	4,†	1,000,000	998,360
US Airways Group
7.86%	03/15/14	4,†	500,000	501,979

				6,194,344

Total Corporates
(Cost $94,442,589)				94,207,151

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 3.14%**
Non-Agency Mortgage-Backed — 3.02%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	2,3,†	$1,088,958	$272,291
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	3,7,†	954,916	18,890
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
2.75%	07/20/46	[3,7]	10,798,652	469,806
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	3,7,†	1,361,411	26,165
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	3,5,†	1,705,415	42,635
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.61%	10/19/35	3,5,†	8,053,572	74,244
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.64%	05/19/47	3,5,†	5,675,304	229,672
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	3,7,†	906,464	18,129
Washington Mutual Mortgage Pass Through Certificates 2007-OA1 XPPP (IO)
0.64%	02/25/47	3,7,†	37,523,451	529,081
Washington Mutual, Inc. 2006-AR5 X (IO)
0.40%	06/25/46	3,7,†	22,775,660	182,205
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.53%	08/25/46	3,7,†	45,057,851	468,602
Washington Mutual, Inc. 2007-0A3 CXPP (IO)
0.42%	04/25/47	3,7,†	35,000,000	451,500
Washington Mutual, Inc. 2007-OA2 1XPPP (IO)
0.66%	03/25/47	3,7,†	18,366,901	278,810

				3,062,030

U.S. Agency Mortgage-Backed — 0.12%
Fannie Mae 1993-225 SG
4.90%	12/25/13	[5]	111,151	108,026
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		87,819	12,377

				120,403

Total Mortgage-Backed
(Cost $ 4,371,118)				3,182,433

SHORT TERM INVESTMENTS — 4.75%
Commercial Paper — 3.60%
DaimlerChrysler NA Holding Corp.
5.35%[8]	07/27/07		1,200,000	1,195,542
National Rural Utilities Cooperative Finance Corp.
5.25%[8]	07/06/07		2,455,000	2,453,568

				3,649,110

Money Market Fund — 1.11%
JPMorgan Prime Money Market Fund			1,132,000	1,132,000

U.S. Agency Discount Notes — 0.04%
Freddie Mac
5.28%[8]	09/17/07	[9]	39,000	38,576

Total Short Term Investments
(Cost $ 4,819,681)				4,819,686

Total Investments – 101.89%
(Cost $ 104,813,776)[1]				103,407,801

Liabilities in Excess of Other Assets – (1.89%)				(1,916,891)

Net Assets – 100.00%				$101,490,910

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
77	U.S. Treasury Two Year Note, September 2007	$(16,296)

	Net unrealized depreciation	$(16,296)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD Libor and the Fund receives from the counterparty a fixed rate of 5.16% semi-annually. Counterparty: Barclays Capital, Inc.
	01/02/09	$6,590	$59,777
The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate of 5.17% semi-annually. Counterparty: Citigroup Inc.
	01/02/09	14,030	127,610

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	1,400	(4,454)

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	$580	$3,561

			$186,494

SWAPS: CREDIT DEFAULT (PURCHASED)

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/12	$1,000	$15,989

Pay a fixed rate equal to 2.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Deutsche Bank AG

	06/20/12	1,000	22,056
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG
	12/20/12	1,000	20,652
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	500	3,676

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	1,000	4,456
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: Credit Suisse Group
	09/20/14	1,000	(12)

			$66,817

SWAPS: CREDIT DEFAULT (WRITTEN)

Receive a fixed rate equal to 2.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the CDS-W F 7 13, 7.00% due 12/20/07. Counterparty: JPMorgan Chase & Co.

	12/20/07	$2,500	$11,000

Notes:

[1]	Cost for financial reporting purposes is $104,813,776 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$824,026
Gross unrealized depreciation	(2,230,001)

Net unrealized (depreciation)	$(1,405,975)

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $27,825,593 representing 27.42% of total net assets.

[3]	Illiquid security.
[4]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/19/06	Boston Generating LLC 1st Lien, 5.92%, 12/19/13	$249,513	$250,830	0.25%
12/19/06	Boston Generating LLC 2nd Lien, 9.61%, 06/19/14	756,770	765,603	0.75%
08/07/03	Calpine CCFC I Term Loan, 11.32%, 08/26/09	768,004	783,267	0.77%
04/04/07	Calpine Corp. Term Loan, 7.61%, 03/29/09	1,000,000	1,002,396	0.99%
04/12/07	Carestream Health, Inc. Term Loan 10.59%, 10/30/13	1,506,793	1,520,625	1.50%
06/30/06	Cebridge 2nd Lien PIK, 11.36%, 05/05/14	1,550,451	1,598,861	1.58%
03/15/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.86%, 03/01/14	500,625	499,648	0.49%
03/14/06	Cooper Standard TLD, 7.91%, 12/23/11	745,442	744,328	0.73%
01/08/07	Delphi Dip 2nd Lien, 8.13%, 12/31/07	750,000	752,269	0.74%
04/25/07	Delta Airlines 2nd Lien, 8.61%, 05/01/14	500,000	504,250	0.50%
05/04/07	Dresser, Inc. Term Loan, 7.86%, 05/14/14	500,000	502,760	0.50%
05/03/06	General Motors Corp. Strip II, 0.50%, 07/20/11	539,613	526,854	0.52%
05/15/07	Kelson 1st Lien, 0.00%, 03/16/13	1,121,327	1,115,719	1.10%
03/07/07	Kelson 2nd Lien PIK, 0.00%, 03/01/14	1,121,067	1,113,047	1.10%
02/03/05	Murray Bank Loan 2nd Lien, 13.91%, 01/31/11	1,620,141	1,678,852	1.65%
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	500,000	500,818	0.49%
11/21/06	Rental Services Term Loan 2nd Lien, 6.21%, 11/30/13	1,210,291	1,214,353	1.20%
06/14/07	Swift Transportation Co. Term Loan, 8.38%, 05/06/14	250,000	247,366	0.24%
06/27/07	TL Acquisitions Corp. (Thompson) Term Loan, 8.38%, 07/09/14	1,237,500	1,235,416	1.22%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.61%, 12/15/14	500,000	508,660	0.50%
05/17/07	Tribune 1st Lien Term Loan B, 8.38%, 05/24/14	992,500	978,750	0.96%

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	1,000,000	1,002,500	0.99%
01/04/07	Tropicana Entertainment, 7.61%, 12/31/11	495,106	499,376	0.49%
02/01/07	United Air Lines, Inc., 7.38%, 02/01/14	1,000,000	998,360	0.98%
03/16/07	Univision Communications, Inc. 1st Lien Strip, 7.61%, 03/15/14	500,000	493,822	0.49%
03/23/07	US Airways Group, 7.86%, 03/15/14	500,000	501,979	0.49%
05/08/07	Venoco, Inc. 2nd Lien Term Loan, 9.36%, 05/08/14	1,000,000	1,010,000	1.00%

		$22,415,143	$22,550,709	22.22%

[5]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[6]	Foreign domiciled securities.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion there of, pledged as collateral with a value of $38,575 on 77 Long U.S. Treasury Two Year Note futures contracts.
†

Fair valued security. The aggregate value of fair valued securities is $31,633,485 which is 31.17% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 44.83%**
ABFS Mortgage Loan Trust 2002-1 A5 (STEP)
6.51%	12/15/32		$396,087	$397,018
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		5,562	5,547
ACE Securities Corp. 2005-WF1 A2C
5.66%	05/25/35	[2]	7,000,000	7,008,750
Aerco Ltd. 2A A3
5.78%	07/15/25	[2,3]	9,422,215	8,050,105
Aviation Capital Group Trust 2003-2A B1
8.32%	09/20/33	2,3,†	2,799,733	2,855,734
Bayview Financial Acquisition Trust 2004-B A1
5.82%	05/28/39	2,3,†	5,996,459	5,996,489
Citigroup Mortgage Loan Trust, Inc. 2007-WFH1 A3
5.47%	01/25/37	[2]	7,000,000	7,001,376
Conseco Finance 2002-C BF1
8.00%	06/15/32		3,763,000	3,772,947
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,†	1,247,519	1,185,874
Conseco Finance Securitizations Corp. 2001-4 AIO (IO)
2.50%	09/01/33	4,†	577,500	3,313
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33		245,528	247,841
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	4,†	221,780	42,708
Countrywide Asset-Backed Certificates 2006-12N N
7.25%	07/25/37	[3]	368,230	257,761
Countrywide Asset-Backed Certificates 2006-2 2A2
5.51%	06/25/36	[2]	4,009,000	4,014,856
Countrywide Asset-Backed NIM Certificates 2006-26 Note
5.75%	01/25/12	2,3,†	10,150,925	10,139,308
Countrywide Asset-Backed NIM Certificates 2007-1 Note
5.75%	01/25/12	2,3,†	14,857,368	14,840,732
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
5.47%	05/25/36	[2]	6,900,000	6,882,915
Crystal River 2005-1A A
5.71%	03/02/46	2,3,†	3,157,431	3,102,183
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		142,569	142,627
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
5.86%	10/25/34	[2]	2,368,988	2,381,504
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF17 A6
5.63%	12/25/36	[2]	6,900,000	6,890,299
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
5.54%	01/25/38	[2]	6,900,000	6,922,267
Green Tree Financial Corp. 1996-10 M1
7.24%	11/15/28		2,700,000	2,616,336
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27		89,185	91,633
Green Tree Financial Corp. 1998-2 A6
6.81%	12/01/27		1,189,900	1,211,275
Green Tree Financial Corp. 1998-4 A5
6.18%	04/01/30		2,501,295	2,468,705
Green Tree Financial Corp. 1998-4 A7
6.87%	04/01/30		1,052,847	1,068,690
Green Tree Financial Corp. 1998-6 A8
6.66%	06/01/30		1,500,000	1,430,203
Green Tree Financial Corp. 1999-1 A5
6.11%	09/01/23		48,767	48,988
Green Tree Financial Corp. 1999-5 A5
7.86%	03/01/30		196,689	182,893
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		164,026	157,268
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		309,183	298,826
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		47,984	45,554
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS
7.65%	10/15/17		41,074	39,218
GSR Mortgage Loan Trust 2005-HEL1 B1
8.32%	11/25/30	2,†	2,491,000	2,011,505
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
5.67%	09/20/33	[2]	937,524	940,844
Home Equity Asset Trust 2006-3 2A2
5.45%	07/25/36	[2]	2,650,000	2,651,656
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		1,215,554	1,175,064
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		600,209	578,550
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28	†	302,791	296,333
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	†	1,081,397	1,036,958
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		290,476	275,934

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27		$618,343	$593,435
Inman Square Funding Ltd. 2004-1A I
5.96%	10/20/34	2,3,†	7,194,426	7,187,609
Inman Square Funding Ltd. 2005-2A I
5.80%	10/06/40	2,3,†	20,000,000	20,000,010
Ivy Lane CDO Ltd. 2006-1A A1
5.69%	02/05/46	2,3,†	15,000,000	14,798,355
Long Beach Asset Holdings Corp. 2006-11 N1
6.75%	01/25/47	3,†	776,594	705,820
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,†	971,205	882,697
MASTR ABS NIM Trust 2006-CI13 N1
7.00%	12/25/35	3,†	20,375	17,317
MASTR ABS NIM Trust 2006-CI14 N2
8.00%	07/26/35	3,†	976,318	878,572
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
5.90%	08/25/35	[2]	3,262,519	3,285,375
Mid-State Trust 11 B
8.22%	07/15/38		22,141	20,129
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,752,818	1,774,658
Mid-State Trust 6 A4
7.79%	07/01/35		72,424	76,420
Morgan Stanley ABS Capital I 2007-HE1 A2D
5.55%	11/25/36	[2]	6,900,000	6,869,336
Nationstar Home Equity Loan Trust 2007-A AV4
5.55%	03/25/37	[2]	5,000,000	5,014,352
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,†	5,321,249	5,291,317
Nationstar NIM Trust 2007-C A
8.00%	06/25/37	3,†	3,000,000	2,994,706
Newcastle Mortgage Securities Trust 2006-1 A2
5.44%	03/25/36	[2]	4,000,000	3,999,376
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO)
10.00%	01/25/36	2,3,†	6,750,000	377,105
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		6,331	6,305
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		358,358	355,105
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		342,193	326,538
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19		223,587	171,615
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22		13,320	10,687
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31		800,301	685,405
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	4,†	254,789	30,887
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19		288,311	253,327
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	2,606,077	325,697
PAMCO CLO 1998-1A B2
6.71%	05/01/10	2,3,†	2,355,245	2,292,335
RAAC Series 2007-RP1 M4
7.32%	05/25/46	2,3,†	397,002	396,010
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	3,208,287	3,204,653
Soundview NIM Trust 2007-OPT1 N
9.00%	06/25/37	3,†	6,526,036	6,538,272
Specialty Underwriting & Residential Finance 2004-BC4 A2C
5.81%	10/25/35	[2]	3,000,000	3,019,400
Structured Asset Receivables Trust 2005-1
5.87%	01/21/15	3,†	14,389,603	14,353,771
Terwin Mortgage Trust 2004-7HE A1
5.87%	07/25/34	[2,3]	122,539	123,132
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	[3]	248,676	247,574
Terwin Mortgage Trust 2005-11 1M2 (STEP)
4.50%	11/25/36	[3]	3,500,000	3,285,568
Terwin Mortgage Trust 2005-13SL P
0.00%	12/25/36	3,4,†	1,000	325,000
Terwin Mortgage Trust 2005-5SL B4
6.00%	05/25/35	3,†	1,000,000	376,789
Terwin Mortgage Trust 2005-P1 A
0.00%	11/25/35		570	34,200
Terwin Mortgage Trust 2006-1SL P
0.00%	01/25/37	3,4,†	1,000	230,000
Terwin Mortgage Trust 2006-4SL P
0.00%	05/25/37	†	410	348,500
Terwin Mortgage Trust 2006-6 1AX (IO)
0.00%	07/25/37	2,†	12,750,000	153,000
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	6,185,314	6,095,329
Terwin Mortgage Trust 2007-3SL AX (IO)
23.50%	05/25/38	3,†	20,262,400	3,693,081
Terwin Mortgage Trust 2007-3SL CE2
0.00%	05/25/38	3,4,†	111,560,000	11,131

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	3,†	$1,963,162	$1,919,556
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30		585	584
Vertical CDO Ltd. 2007-1A A1J
6.07%	04/10/47	2,3,†	6,000,000	5,606,773

Total Asset-Backed Securities
(Cost $242,980,952)				239,955,400

CORPORATES — 34.04%*
Automotive — 3.66%
Delphi Dip 2nd Lien
8.13%	12/31/07	5,†	5,000,000	5,015,125
Ford Motor Credit Co. LLC
8.11%	01/13/12	[2]	4,000,000	3,993,600
General Motors Corp.
7.38%	05/23/48		7,600,000	6,156,000
GMAC LLC
6.63%	05/15/12		3,500,000	3,383,328
7.56%	12/01/14	[2]	815,000	824,387
8.00%	11/01/31	[6]	181,000	185,588

				19,558,028

Banking — 1.07%
CS First Boston/London
0.00%	03/24/10	2,3,†	1,832,000	1,692,768
0.00%	03/24/10	[2,3]	1,063,000	982,212
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	1,000,000	953,670
JPMorgan Chase Bank NA
8.75%	11/28/21	2,†	2,201,000	2,121,324

				5,749,974

Basic Industry — 2.04%
Barrick Gold Finance Co.
5.80%	11/15/34		667,000	597,544
C8 Capital SPV Ltd.
6.64%	12/31/49	[2,3]	3,000,000	2,999,886
Freeport-McMoRan Copper & Gold, Inc.
8.56%	04/01/15	[2]	1,750,000	1,837,500
Murray Bank Loan 3rd Lien
17.68%	07/28/11	5,†	1,022,672	1,068,692
Noranda Aluminium Acquisition Corp. (PIK)
9.36%	05/15/15	[3]	2,000,000	1,940,000
Noranda Aluminium Holding Corp. (PIK)
11.15%	11/15/14	[3]	2,500,000	2,450,000

				10,893,622

Communications — 3.68%
Cebridge 2nd Lien PIK
11.36%	05/05/14	5,†	7,806,145	8,105,847
Charter Communications, Inc. Term Loan 3rd Lien
7.86%	03/01/14	5,†	3,000,000	2,997,891
Idearc, Inc.
8.00%	11/15/16		2,200,000	2,233,000
Level 3 Financing, Inc.
9.25%	11/01/14		1,500,000	1,522,500
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	4,070,000
Univision Communications, Inc. 1st Lien Strip
7.61%	03/15/14	5,†	750,000	740,733

				19,669,971

Consumer Discretionary — 1.44%
D.R. Horton, Inc.
5.62%	01/15/16		4,115,000	3,737,671
Tribune - Bridge Unsecured Delayed Drawing Term Loan
0.00%	12/31/08	5,†	2,000,000	2,005,000
Tribune 1st Lien Term Loan B
8.38%	05/24/14	5,†	2,000,000	1,957,500

				7,700,171

Electric — 3.40%
Boston Generating LLC 1st Lien
5.92%	12/19/13	5,†	2,994,155	3,009,958
Calpine Corp. Term Loan
7.61%	03/29/09	5,†	1,000,000	1,002,396
Mackinaw Power LLC
6.30%	10/31/23	3,†	1,500,000	1,515,469
Power Contract Financing LLC
6.26%	02/01/10	[3]	3,265,659	3,288,032
Progress Energy, Inc.
5.81%	01/15/10	[2]	1,809,000	1,814,872
Reliant Energy, Inc.
6.75%	12/15/14		3,000,000	3,075,000
TPF Generation Holdings LLC 2nd Lien
9.61%	12/15/14	5,†	1,000,000	1,017,321
TXU Energy Co. LLC
5.86%	09/16/08	[2,3]	3,500,000	3,502,362

				18,225,410

Energy — 1.47%
Energy Partners Ltd.
9.75%	04/15/14	[3]	1,000,000	997,500
James River Coal Co.
9.38%	06/01/12		1,400,000	1,379,000
Sabine Pass LNG LP
7.25%	11/30/13	[3]	2,000,000	1,990,000
7.50%	11/30/16	[3]	1,000,000	997,500
Venoco, Inc. 2nd Lien Term Loan
9.36%	05/08/14	[5]	2,500,000	2,525,000

				7,889,000

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance — 3.87%
AMBAC Financial Group, Inc.
6.15%	02/15/37	[2]	$1,500,000	$1,348,686
Capital One Capital III
7.69%	08/15/36		2,000,000	2,065,864
Kelson 1st Lien
0.00%	03/16/13	5,†	5,000,000	4,958,750
Kelson 2nd Lien PIK
0.00%	03/01/14	5,†	3,500,000	3,462,812
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	2,†	2,339,000	2,275,145
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	06/20/16	2,†	1,099,000	1,098,231
12.50%	11/30/10	2,†	809,000	750,752
Residential Capital LLC
6.46%	05/22/09	[2]	300,000	298,760
7.19%	04/17/09	[2,3]	4,490,000	4,471,793

				20,730,793

Gaming — 0.37%
Tropicana Entertainment
7.61%	12/31/11	5,†	1,980,424	1,997,505

Health Care — 1.00%
Carestream Health, Inc. Term Loan
10.59%	10/30/13	5,†	2,250,000	2,280,938
Community Health Systems, Inc. 1st Lien
7.61%	07/25/14	5,†	1,000,000	1,002,344
HCA, Inc.
9.25%	11/15/16	[3]	1,000,000	1,067,500
Universal Hospital Services, Inc.
8.76%	06/01/15	[2,3]	1,000,000	1,005,000

				5,355,782

Insurance — 0.78%
Fairfax Financial Holdings Ltd.
6.88%	04/15/08		1,250,000	1,256,250
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	1,015,807
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	1,000,000	957,000
Travelers Cos., Inc. (The)
6.25%	03/15/37	[2]	1,000,000	962,662

				4,191,719

Natural Gas — 0.83%
Southern Union Co.
7.20%	11/01/66	[2]	4,425,000	4,452,966

Real Estate Investment Trust (REIT) — 0.44%
Health Care Property Investors, Inc.
7.07%	06/08/15		500,000	520,472
HRPT Properties Trust
5.96%	03/16/11	[2]	750,000	750,962
Shurgard Storage Centers, Inc.
7.75%	02/22/11		1,000,000	1,068,632

				2,340,066

Retail — 0.18%
Mobile Mini, Inc.
6.88%	05/01/15	[3]	1,000,000	975,000

Secured Assets — 0.17%
Ingress I Ltd.
7.38%	03/30/40	3,†	1,000,000	908,109

Services — 0.40%
Rental Services Term Loan 2nd Lien
6.21%	11/30/13	5,†	2,069,186	2,104,879

Transportation — 9.24%
Air 2 US A
8.03%	10/01/20	[3]	2,960,035	3,065,486
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10		23,040	23,169
American Airlines, Inc. 2001-2 A1
6.98%	10/01/12		83,916	84,912
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		15,917,527	16,285,620
Continental Airlines, Inc. 2007-1
6.90%	04/19/22		1,750,000	1,766,406
Delta Air Lines 2nd Lien
8.61%	05/01/14	5,†	250,000	252,125
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12	[7]	2,256,836	2,266,710
Delta Air Lines, Inc. 2001-1 A2
7.11%	03/18/13	[7]	5,000,000	5,133,125
JetBlue Airways Corp. 2004-2 G1
5.74%	08/15/16	[2]	1,828,169	1,829,933
Northwest Air Dip
7.34%	05/21/12	5,†	4,000,000	4,006,540
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23	[7,8]	2,667,916	2,756,290
NWA Trust A
9.25%	06/21/14	[7]	126,354	130,460
Saint Acquisition Corp.
12.50%	05/15/17	[3]	4,000,000	3,800,000
Swift Transportation Co. Term Loan
8.38%	05/06/14	5,†	2,000,000	1,978,928
United Air Lines, Inc.
7.34%	07/02/19	3,†	900,000	903,656
7.38%	02/01/14	5,†	3,500,000	3,494,260
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		656,679	665,708
United Air Lines, Inc. 2001-1 A1
6.07%	09/01/14		4,303	4,327

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
US Airways Group
7.86%	03/15/14	5,†	$1,000,000	$1,003,958

				49,451,613

Total Corporates
(Cost $ 182,054,354)				182,194,608

MORTGAGE-BACKED — 27.50%**
Commercial Mortgage-Backed — 3.66%
Bayview Commerical Asset Trust 2007-1 A1 (STEP)
5.54%	03/25/37	2,3,†	5,794,481	5,786,362
Bear Stearns Commercial Mortgage Securities 2006-PW14 AM
5.24%	12/11/38		10,000,000	9,529,001
Structured Asset Securities Corp. 1996-CFL H
7.75%	02/25/28	[3]	787,914	804,170
Terra LNR 2006-1A D
6.12%	06/15/17	2,3,†	1,000,000	999,990
Terra LNR 2006-1A E
6.99%	06/15/17	2,3,†	2,500,000	2,499,976

				19,619,499

Non-Agency Mortgage-Backed — 16.16%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,9,†	2,420,996	605,363
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	3,4,†	41,747	10,439
Citigroup Commercial Mortgage Trust 2006-C4 AM
5.91%	03/15/49	[2]	11,400,000	11,330,621
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	4,10,†	3,496,461	69,165
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	4,10,†	8,078,005	261,364
Countrywide Alternative Loan Trust 2006-0A9 X1P (IO)
2.75%	07/20/46	[4,10]	93,371,655	4,062,227
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	4,†	46,424,625	1,957,557
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	1,097,110	1,093,866
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[2]	9,655,000	9,183,320
FMAC Loan Receivables Trust 1998-CA A2
6.66%	01/15/12	[3]	60,203	58,719
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	4,10,†	8,599,219	165,266
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,4,†	14,852,564	371,314
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.61%	10/19/35	2,4,†	31,323,929	288,767
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
2.32%	03/19/37	2,4,†	29,576,752	1,169,206
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
2.64%	05/19/47	2,4,†	61,413,248	2,485,317
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	4,10,†	3,493,604	69,872
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
5.72%	08/25/34	[2]	1,157,302	1,160,434
LB-UBS Commercial Mortgage Trust 2006-C3 AM
5.71%	03/15/39	[2]	13,145,000	13,011,318
Lehman XS Net Interest Margin Notes 2006-2N A1
7.00%	02/27/46	3,†	2,423,214	2,423,441
Morgan Stanley Capital I 2006-HQ9 AM
5.77%	07/12/44	[2]	10,000,000	9,900,320
Morgan Stanley Capital I 2006-IQ12 AM
5.37%	12/15/43		11,000,000	10,537,934
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	3,811,581	3,697,240
Washington Mutual Mortgage Pass Through Certificates 2007-OA1 XPPP (IO)
0.64%	02/25/47	4,10,†	245,807,497	3,465,886
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		203,142	206,116
Washington Mutual, Inc. 2006-AR9 1XPP (IO)
0.53%	08/25/46	4,10,†	326,605,740	3,396,700
Washington Mutual, Inc. 2007-0A3 CXPP (IO)
0.42%	04/25/47	4,10,†	147,540,099	1,903,267
Washington Mutual, Inc. 2007-OA2 1XPPP (IO)
0.66%	03/25/47	4,10,†	237,762,006	3,609,227

				86,494,266

U.S. Agency Mortgage-Backed — 7.68%
Fannie Mae 1993-80 S
4.35%	05/25/23	[2]	27,820	26,303
Fannie Mae 1997-44 SB (IO)
2.78%	06/25/08	[2]	81,674	1,197
Fannie Mae 2000-45 SA (IO)
2.63%	12/18/30	[2]	4,519,961	311,318

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	$3,041	$3,229
Fannie Mae 2003-107 SQ (IO)
2.33%	05/25/33	[2]	741,092	34,663
Fannie Mae 2003-124 IO (IO)
5.25%	03/25/31		1,202,164	50,193
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	62,603	68,497
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		2,906,782	521,679
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25		1,042,640	30,341
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		135,000	15,273
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	1,701,775	1,671,551
Fannie Mae 2007-50 SE
1.43%	06/25/37	2,†	49,165,312	2,051,189
Fannie Mae Pool 555312
7.15%	01/01/33	[2]	779,635	793,190
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,551
Freddie Mac 2451 SP
5.24%	05/15/09	[2]	11,014	10,824
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		930,779	139,950
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		2,144,550	226,134
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		2,058,130	69,376
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		889,056	79,923
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		213,714	43,877
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		1,282,876	190,798
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		275,376	79,472
Freddie Mac 2764 CT
7.50%	03/15/34	[2]	484,276	465,978
Freddie Mac 2764 SH
7.50%	03/15/34	[2]	323,516	307,585
Freddie Mac 2827 JT
8.50%	12/15/32	[2]	179,162	183,590
Freddie Mac 2835 IB (IO)
5.50%	01/15/19		289,923	839
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	760,155	737,957
Freddie Mac 3132 FA
5.72%	03/15/36	[2]	8,951,403	8,947,127
Freddie Mac 3145 GF
5.72%	04/15/36	[2]	7,053,188	7,053,004
Freddie Mac 3148 CF
5.72%	02/15/34	[2]	8,537,178	8,542,652
Freddie Mac 3242 SA (IO)
1.03%	11/15/36	[2]	69,858,201	2,333,138
Freddie Mac 3260 AS (IO)
1.06%	01/15/37	[2]	85,064,333	2,877,361
Freddie Mac 3280 SI (IO)
1.12%	02/15/37	[2]	50,956,606	1,758,711
Freddie Mac 3289 SD (IO)
0.80%	03/15/37	2,†	29,059,341	702,263
Ginnie Mae 2001-31 SJ
9.38%	02/20/31	[2]	138,010	144,533
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		243,698	34,348
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		200,000	11,779
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		552,792	17,012
Ginnie Mae 2004-8 SE
3.66%	11/26/23	[2]	599,971	537,078

				41,089,483

Total Mortgage-Backed
(Cost $ 148,941,749)				147,203,248

U.S. TREASURY SECURITIES — 0.30%
U.S. Treasury Notes — 0.30%
U.S. Treasury Notes
4.00%	08/31/07		1,664,000	1,662,052

Total U.S. Treasury Securities
(Cost $ 1,662,023)				1,662,052

			Shares
PREFERRED STOCK — 0.29%
Automotive — 0.03%
Corts Trust for Ford Motor Co.
0.10%	07/16/31		700	14,259
Preferred Plus Trust Ford Motor Co.
0.10%	07/16/31		8,100	172,449

				186,708

Communications — 0.26%
Corts Trust for US West Communications
0.09%	11/15/43		7,118	179,089
Preferred Plus Trust Citizens Communications Co.
0.10%	10/01/46		12,100	308,490
Preferred Plus Trust Qwest Capital Funding
0.10%	02/15/31		9,650	246,172
0.10%	02/15/31		19,500	502,905

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date	Shares	Value
PREFERRED STOCK (continued)
Communications (continued)
Preferred Plus Trust Verizon Global Funding Corp.
0.10%	12/01/30	6,100	$153,628

			1,390,284

Total Preferred Stock
(Cost $ 1,487,680)			1,576,992

		Contracts
PUT OPTIONS PURCHASED — 0.73%
Automotive — 0.05%
General Motors Corp., Put Strike $30, expires 01/19/08
		200	27,500
General Motors Corp., Put Strike $35, expires 01/19/08
		450	128,250
General Motors Corp., Put Strike $40, expires 01/19/08
		200	102,000

			257,750

Futures — 0.68%
90 Day Euro Future, Put Strike $94.75, Expires 12/22/07
		500	118,750
90 Day Euro Future, Put Strike $95, expires 12/22/07
		750	614,062
90 Day Euro Future, Put Strike Price $95, expires 12/22/07
		500	450,000
90 Day Euro Futures, Put Strike $94.50, expires 12/22/07
		1,500	431,250
90 Day Euro Futures, Put Strike $94.625, expires 03/22/08
		1,000	562,500
90 Day Euro Futures, Put Strike $95, expires 03/22/08
		1,000	825,000
90 Day Euro Futures, Put Strike $95, expires 09/22/07
		750	632,813

			3,634,375

Total Put Options Purchased
(Cost $ 4,338,425)			3,892,125

	National Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.26%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.60% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	41,408	$143,773

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.69% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	38,868	155,899

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.81% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	20,318	83,304

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	44,807	210,911

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	40,261	214,358

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 4.87% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	5,222	84,267

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.06% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	2,629	55,998

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.10% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	4,988	121,241

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

		Notional Amount (000’s)	Value
PURCHASED SWAPTIONS (continued)

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.20% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

		5,811	$161,177

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

		5,312	169,286

Total Purchased Swaptions
(Cost $2,005,306)			1,400,214

Issues	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 4.39%
Commercial Paper — 1.66%
Chariot Funding LLC
5.30%[11]	07/23/07	$2,955,000	2,945,881
Falcon Asset Acquisition Corp.
5.31%[11]	07/26/07	5,980,000	5,958,831

			8,904,712

Money Market Fund — 2.30%
Bank of NY Cash Reserves Fund		1,566,217	1,566,217
JPMorgan Prime Money Market Fund		10,715,362	10,715,362

			12,281,579

U.S. Agency Discount Notes — 0.43%
Fannie Mae
5.14%[11]	09/19/07 [6]	153,000	151,296
Freddie Mac
5.28%[11]	09/17/07 [6]	2,161,000	2,137,543

			2,288,839

Total Short Term Investments
(Cost $ 23,474,794)			23,475,130

Total Investments — 112.34%
(Cost $ 606,945,283)[1]			601,359,769

Liabilities in Excess of Other
Assets — (12.34)%			(66,047,744)

NET ASSETS — 100.00%			$535,312,025

	Shares	Proceeds	Value
SECURITIES SOLD SHORT
AMR Corp.	$(3,565)	$(28,671)	$(93,938)
Continental Airlines, Inc., Cl. B	(33,041)	(403,761)	(1,119,098)

Total Securities Sold Short		$(432,432)	$(1,213,036)

Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
Barclays Bank PLC, 5.28% (Collateralized by $24,541,769 Freddie Mac 3132 FA, 3145 GF and 3148 CF, 5.72%, maturity 02/15/34-04/15/36, market value $24,542,783)	07/18/07	$(24,164,000)	$(24,164,000)
Goldman Sachs Group, Inc., 5.39% (Collateralized by $11,400,000 (Market Value $11,330,621) Citigroup Commercial Mortgage Trust 2006-C4 AM, $13,145,000 (Market Value 13,011,318) LB-UBS Commercial Mortgage Trust 2006-C3 AM, $10,000,000 (Market Value $9,900,320) Morgan Stanley Capital I 2006-HQ9 AM and $9,173,000 (Market Value $8,704,288) Morgan Stanley Capital I 2006-IQ12 AM, 5.37%-5.91% due 03/15/39-03/15/49	07/27/07	(40,200,000)	(40,200,000)

Total Reverse Repurchase Agreements		$(64,364,000)	$(64,364,000)

Issues	Contracts	Premiums Received	Value
WRITTEN PUT OPTIONS
90 Day Euro Future, Written Strike $95, expires 12/22/07	(750)	$(290,000)	$(675,000)
90 Day Euro Futures, Written Strike $94.125, expires 03/22/08	(1,000)	(216,250)	(175,000)
90 Day Euro Futures, Written Strike $94.25, expires 12/22/07	(3,000)	(592,500)	(412,500)
90 Day Euro Futures, Written Strike $94.375, expires 03/22/08	(1,000)	(385,000)	(325,000)
90 Day Euro Futures, Written Strike $94.75, expires 09/22/07	(750)	(129,375)	(192,188)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Contracts	Premiums Received	Value
WRITTEN PUT OPTIONS (continued)
90 Day Euro Futures, Written Strike $94.875, expires 09/22/07	(750)	$(260,625)	$(403,125)
90 Day Euro Futures, Written Strike $95, expires 03/22/08	(1,000)	(772,500)	(1,081,250)
90 Day Euro Futures, Written Strike $95, expires 12/22/07	(750)	(54,375)	(89,062)
90 Day Euro Futures, Written Strike $95, expires 12/22/07	(500)	(320,625)	(409,375)
General Motors Corp., Written Strike $7.50, expires 01/19/08	(505)	(74,232)	(2,525)

Total Written Put Options		$(3,095,482)	$(3,765,025)

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 4.80% annually; Option Expiration Date of 12/29/09. Counterparty: Barclays Capital, Inc.

	20,000	$(450,000)	$(214,514)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.01% annually; Option Expiration Date of 05/11/10. Counterparty: Barclays Capital, Inc.

	19,000	(440,800)	(286,294)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.02% annually; Option Expiration Date of 01/26/10. Counterparty: Citigroup Inc.

	10,000	(205,556)	(138,000)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.14% annually; Option Expiration Date of 05/24/10. Counterparty: Barclays Capital, Inc.

	22,000	(472,645)	(379,322)

Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	20,000	(435,815)	(377,498)

Total Written Swaptions		$(2,004,816)	$(1,395,628)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
84	Euro Ninety Day, March 2008	$53,500
94	Euro Ninety Day, June 2008	62,750
94	Euro Ninety Day, September 2008	72,875
94	Euro Ninety Day, December 2008	81,650
94	Euro Ninety Day, March 2009	91,175
94	Euro Ninety Day, June 2009	96,800
94	Euro Ninety Day, September 2009	101,525
94	Euro Ninety Day, December 2009	103,850
10	Euro Ninety Day, September 2010	12,500
14	U.S. Treasury Ten Year Note, September 2007	(6,344)
25	U.S. Treasury Thirty Year Note, September 2007	17,188

	Net unrealized appreciation	$687,469

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.66% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	01/02/17	$5,000	$(183,955)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.40% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	02/06/17	7,000	(74,570)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.75% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	03/09/17	8,000	(116,444)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.34% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.
	04/10/17	6,000	(315,288)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.
	04/19/17	7,000	(405,893)
The Fund pays a floating rate based on 3-month USD Libor and the Fund receives from the counterparty a fixed rate of 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/09/17	2,000	(130,723)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 8.68% annually. Counterparty: Lehman Brothers Holdings, Inc.
	05/16/17	8,000	202,382

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	$16,000	$(50,900)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	3,330	20,448
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 9.15% annually. Counterparty: Merrill Lynch & Co., Inc.
	05/25/17	5,000	(132,609)
The Fund pays a fixed rate of 5.42% semi-annually and the Fund receives a floating rate based on 3-month USD LIBOR. Counterparty: Credit Suisse Group
	05/25/17	59,940	1,160,004
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.
	06/05/17	5,000	(675)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate of 7.07% semi-annually. Counterparty: Barclays Capital,

	12/27/21	7,000	(342,565)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	3,000	(119,396)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.
	03/26/22	5,930	(427,390)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	5,000	(203,530)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.

	06/04/22	2,000	(87,612)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	1,100	(18,532)

			$(1,227,248)

SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LUV, 6.50% due 03/01/12. Counterparty: Deutsche Bank AG
	12/20/09	$13,000	$(132,933)

Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CBS, 7.70% due 07/30/10. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/11	3,000	(21,829)

Pay a fixed rate equal to 0.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 7 IG, due 12/20/11. Counterparty: Lehman Brothers Holdings, Inc.

	12/20/11	15,500	(5,534)

Pay a fixed rate equal to 0.12% and the Fund will receive from the counterparty at par including interest accrued in the event default of FSA Monocline Supp, 6.95% due 12/20/11. Counterparty: Credit Suisse Group

	12/20/11	2,000	1,836
Pay a fixed rate equal to 3.70% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the HCA, 6.95% due 12/20/11 Counterparty: Bear Stearns Co.
	12/20/11	1,000	(32,068)

Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Credit Suisse Group

	06/20/12	11,500	133,742

Pay a fixed rate equal to 2.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Deutsche Bank AG

	06/20/12	4,000	88,223

Pay a fixed rate equal to 0.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Credit Suisse Group

	06/20/12	22,500	63,607
Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the PHM, 7.88% due 08/01/11. Counterparty: UBS AG
	12/20/12	2,000	41,303
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	3,000	22,057

Pay a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the DHI, 5.38% due 06/15/12. Counterparty: Credit Suisse Group

	06/20/14	4,000	48,816

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)

Pay a fixed rate equal to 0.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Credit Suisse Group

	06/20/14	$5,000	$12,220
Pay a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of GS, 6.60% due 01/15/12. Counterparty: Credit Suisse Group
	09/20/14	2,500	(30)

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the FHLT 2004-B M1, 5.90% due 05/25/34. Counterparty: Deutsche Bank AG

	07/25/34	5,000	(5,256)

Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the LBMLT 2004-3 M1, 5.89% due 07/25/34. Counterparty: Deutsche Bank AG

	07/25/34	5,000	(10,656)

Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMSI 2004 R7 M1, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG

	08/25/34	5,000	(13,783)

Pay a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SABR 2005-EC1 B3, 7.22% due 01/25/35. Counterparty: Deutsche Bank AG

	01/25/35	233	(1,262)

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	6,162	1,841,543

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	1,396	417,201

			$2,447,197

SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 1.70% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the F 7, 13.00% due 06/20/08. Counterparty: UBS AG
	06/20/08	$5,000	$16,695

Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7 A4, 5.84% due 08/25/34. Counterparty: Deutsche Bank AG

	07/25/34	2,146	(11,162)
Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Citigroup Inc.
	08/25/37	3,950	(1,782,439)

Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	4,424	(1,996,331)

			$(3,773,237)

Notes:

[1]	Cost for financial reporting purposes is $606,945,283 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$3,394,614
Gross unrealized depreciation	(8,980,128)

Net unrealized (depreciation)	$(5,585,514)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $207,718,984 representing 38.80% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/19/06	Boston Generating LLC 1st Lien, 5.92%, 12/19/13	$2,994,155	$3,009,958	0.56%
04/14/07	Calpine Corp. Term Loan, 7.61%, 03/29/09	1,000,000	1,002,396	0.19%
04/12/07	Caresteam Health, Inc. Term Loan, 10.59%, 10/30/13	2,270,378	2,280,938	0.43%
06/30/06	Cebridge 2nd Lien PIK, 11.36%, 05/05/14	8,011,073	8,105,847	1.51%
03/15/07	Charter Communications, Inc. Term Loan 3rd Lien, 7.86%, 03/01/14	3,001,222	2,997,891	0.56%
06/28/07	Community Health Systems, Inc. 1st Lien, 7.61%, 07/25/14	1,000,000	1,002,344	0.19%
01/08/07	Delphi Dip 2nd Lien, 8.13%, 12/31/07	5,000,000	5,015,125	0.94%
04/25/07	Delta Air Lines 2nd Lien, 8.61%, 05/01/14	250,000	252,125	0.05%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	4,987,296	4,958,750	0.93%
03/07/07	Kelson 2nd Lien PIK, 0.00%, 03/01/14	3,469,708	3,462,812	0.64%
08/09/06	Murray Bank Loan 3rd Lien, 17.68%, 07/28/11	1,022,672	1,068,692	0.20%
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	4,000,000	4,006,540	0.75%
05/29/06	Rental Services Term Loan 2nd Lien, 6.21%, 11/30/13	2,110,133	2,104,879	0.39%

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/14/07	Swift Transportation Co. Term Loan, 8.38%, 05/06/14	2,000,000	1,978,928	0.37%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 9.61%, 12/15/14	1,000,000	1,017,321	0.19%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 0.00%, 12/31/08	2,000,000	2,005,000	0.37%
05/07/07	Tribune 1st Lien Term Loan B, 8.38%, 05/24/14	1,985,000	1,957,500	0.37%
01/04/07	Tropicana Entertainment, 7.61%, 12/31/11	1,980,424	1,997,505	0.37%
02/01/07	United Air Lines, Inc., 7.38%, 02/01/14	3,500,000	3,494,260	0.65%
03/16/07	Univision Communications, Inc. 1st Lien Strip, 7.61%, 03/15/14	750,000	740,733	0.14%
03/23/07	US Airways Group, 0.00%, 03/15/14	1,000,000	1,003,958	0.19%
05/08/07	Venoco, Inc. 2nd Lien Term Loan, 9.36%, 05/08/14	2,500,000	2,525,000	0.47%

		$55,832,061	$55,988,502	10.46%

[6]

Securities, or a portion there of, pledged as collateral with a value of $1,103,790 on 752 Short Euro Ninety Day futures contracts, 14 Short U.S. Treasury Ten Year Note futures contracts and 25 Short U.S. Treasury 30 Year Note futures contracts.

[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Non-income producing security.
[9]	Foreign domiciled securities.
[10]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[11]	Represents annualized yield at date of purchase.
†	Fair valued security. The aggregate value of fair valued securities is $237,965,763 which is 44.45% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.
*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES — 17.58%**
ACE Securities Corp. 2004-FM1 B1A
8.82%	09/25/33	[2]	$17,188	$3,660
ACE Securities Corp. 2006-SL1 A
5.48%	09/25/35	[2]	819,709	820,300
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1 (STEP)
5.82%	12/28/40	2,3,†	2,400,000	2,400,055
Bear Stearns Asset Backed Securities Trust 2000-2 M1 (STEP)
8.04%	08/25/30		573,561	576,022
Carrington Mortgage Loan Trust 2006-NC1 A2
5.48%	01/25/36	[2]	2,200,000	2,201,776
Castle Trust 2003-1AW A1
6.07%	05/15/27	[2,3]	767,826	768,068
Conseco Finance 2002-C BF2
8.00%	06/15/32	3,†	604,939	575,047
Countrywide Asset-Backed Certificates 2004-1 M2
5.87%	03/25/34	[2]	2,250,000	2,252,108
Countrywide Asset-Backed Certificates 2005-13 AF1
5.45%	04/25/36	[2]	376,709	376,973
Embarcadero Aircraft Securitization Trust 2000-A A1
5.80%	08/15/25	[2,3]	835,000	693,572
Genesis Funding Ltd. 2006-1A G1
5.56%	12/19/32	2,3,†	1,750,000	1,746,181
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
5.76%	06/25/30	[2]	758,982	759,679
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		144,675	144,290
Green Tree Financial Corp. 1999-3 A5
6.16%	02/01/31		35	35
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		109,161	104,662
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		210,256	199,607
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15	†	3,671	3,671
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS
7.24%	12/15/22		133,363	116,067
Greenpoint Mortgage Funding Trust 2005-HE2 A1
5.52%	04/15/30	[2]	83,393	83,458
GSAMP Trust 2004-FM1 M2
6.72%	11/25/33	[2]	1,216,887	1,219,399
Home Equity Asset Trust 2007-3 2A2
5.50%	08/25/37	[2]	2,400,000	2,402,756
HPSC Equipment Receivables LLC 2003-1A F
13.95%	07/20/11	3,†	65,614	65,983
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
6.45%	05/25/33	[2]	1,064,843	1,066,231
IndyMac Residential Asset Backed Trust 2006-A A2
5.47%	03/25/36	[2]	2,305,000	2,307,055
Inman Square Funding Ltd. 2005-2A I
5.80%	10/06/40	2,3,†	2,500,000	2,500,001
MASTR Asset Backed Securities Trust 2006-NC1 A2
5.46%	01/25/36	[2]	2,265,000	2,266,917
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
7.50%	09/25/23		88,019	87,714
Oakwood Mortgage Investors, Inc. 2002-B A1
5.55%	05/15/13	[2]	156,469	139,746
Option One Mortgage Loan Trust 2003-2 A2
5.62%	04/25/33	[2]	128,493	128,667
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,†	765,053	764,187
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
5.43%	03/25/36	[2]	1,039,330	1,039,977
Structured Asset Receivables Trust 2003-1
5.86%	01/21/10	2,3,†	851,802	847,551
Structured Asset Receivables Trust 2003-2
5.76%	01/21/09	2,3,†	420,101	418,004
Structured Asset Receivables Trust 2005-1
5.87%	01/21/15	3,†	2,358,790	2,352,917
Structured Settlements Fund 1999-A A
7.25%	12/20/15	3,†	26,839	26,842
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	17,312,856	241,144
Terwin Mortgage Trust 2005-11 1A1A (STEP)
4.50%	11/25/36	[3]	148,546	147,887
Terwin Mortgage Trust 2005-7SL A1
5.59%	07/25/35	[2,3]	249,023	249,258
Terwin Mortgage Trust 2006-8 2A1
4.50%	08/25/37	[2,3]	1,546,328	1,523,832
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		457,487	456,698
Zermatt CBO Ltd. 1A A
5.87%	09/01/10	2,3,†	24,794	24,795

Total Asset-Backed Securities
(Cost $34,492,135)				34,102,792

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 27.55%*
Automotive — 3.02%
Delphi Dip 2nd Lien
8.13%	12/31/07	5,†	$1,000,000	$1,003,025
Ford Motor Credit Co. LLC
6.93%	01/15/10	[2]	2,060,000	2,034,019
8.11%	01/13/12	[2]	766,000	764,774
GMAC LLC
7.56%	12/01/14	[2]	2,028,000	2,051,357

				5,853,175

Banking — 3.81%
Banponce Trust I
8.33%	02/01/27		900,000	937,467
CS First Boston/London
0.00%	03/24/10	2,3,†	1,322,000	1,221,528
0.00%	03/24/10	[2,3]	522,000	482,328
JPMorgan Chase Bank NA
7.59%	03/28/22	2,†	370,000	342,509
MBNA Capital A
8.28%	12/01/26		800,000	832,915
Popular North America, Inc.
5.71%	12/12/07	[2]	915,000	916,477
Roslyn Bancorp, Inc.
5.75%	11/15/07		1,200,000	1,196,730
State Street Institutional Capital B
8.04%	03/15/27	[3]	1,410,000	1,468,378

				7,398,332

Communications — 1.33%
Cebridge 2nd Lien
9.86%	05/05/14	†	1,000,000	1,027,569
Comcast LCI Holdings
7.63%	02/15/08		1,000,000	1,011,700
Dex Media East LLC/Dex Media East Finance Co.
12.13%	11/15/12		500,000	539,375

				2,578,644

Consumer Discretionary — 0.50%
Tribune 1st Lien Term Loan B
8.38%	05/24/14	5,†	1,000,000	978,750

Consumer Products — 0.52%
SABMiller PLC
5.66%	07/01/09	[2,3]	1,000,000	1,002,323

Electric — 4.66%
Dominion Resources, Inc. B
5.54%	11/14/08	[2]	1,750,000	1,752,424
East Coast Power LLC
6.74%	03/31/08		431,662	434,278
Entergy Gulf States, Inc.
6.11%	12/08/08	[2,3]	1,500,000	1,504,529
Florida Power Corp.
5.76%	11/14/08	[2]	1,430,000	1,432,534
Power Contract Financing LLC
6.26%	02/01/10	[3]	581,287	585,270
Reliant Energy, Inc.
6.75%	12/15/14		700,000	717,500
TECO Energy, Inc.
7.36%	05/01/10	[2]	800,000	816,025
TXU Electric Delivery Co.
5.74%	09/16/08	[2,3]	1,800,000	1,801,113

				9,043,673

Finance — 4.31%
Countrywide Financial Corp. B (MTN)
5.58%	03/24/09	[2]	1,400,000	1,397,582
Goldman Sachs Group, Inc. (The)
5.56%	03/02/10	[2]	812,000	815,203
Kelson 1st Lien
0.00%	03/16/13	5,†	1,000,000	991,750
Lehman Brothers Holdings, Inc. (MTN)
5.58%	07/18/11	[2]	620,000	621,407
Lehman Brothers Holdings, Inc. I (MTN)
5.59%	01/12/12	[2]	1,160,000	1,159,935
Residential Capital LLC
6.46%	05/22/09	[2]	795,000	791,714
7.19%	04/17/09	[2,3]	1,190,000	1,185,175
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	2,†	1,458,000	1,397,493

				8,360,259

Food — 0.44%
Corn Products International, Inc.
8.25%	07/15/07		850,000	851,154

Health Care — 1.68%
Cardinal Health, Inc.
5.63%	10/02/09	[2,3]	1,245,000	1,246,397
Community Health Systems, Inc. 1st Lien
7.61%	07/25/14	5,†	1,000,000	1,002,344
HCA Term Loan B
7.61%	11/17/13	5,†	997,500	1,003,052

				3,251,793

Natural Gas — 0.72%
Sempra Energy
5.83%	05/21/08	[2]	1,400,000	1,400,700

Real Estate Investment Trust (REIT) — 3.34%
Developers Diversified Realty Corp.
3.88%	01/30/09		1,300,000	1,266,890
First Industrial LP
5.25%	06/15/09		405,000	402,247
Health Care Property Investors, Inc. (MTN)
5.81%	09/15/08	[2]	1,800,000	1,800,807
Highwoods Properties, Inc.
7.13%	02/01/08		1,135,000	1,144,434

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
HRPT Properties Trust
5.96%	03/16/11	[2]	$604,000	$604,774
Summit Properties Partnership LP
7.20%	08/15/07		1,250,000	1,252,596

				6,471,748

Transportation — 3.22%
Air 2 US A
8.03%	10/01/20	[3]	476,397	493,369
American Airlines, Inc. 2002-1 G
5.98%	03/23/09	[2]	567,259	568,447
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15		925,053	946,445
Delta Air Lines, Inc. 2001-1 A1
6.62%	09/18/12	[6]	1,733,028	1,740,610
Northwest Air Dip
7.34%	05/21/12	5,†	1,000,000	1,001,635
United Air Lines, Inc.
7.38%	02/01/14	5,†	1,000,000	998,360
United Air Lines, Inc. 2000-2 A1
7.03%	04/01/12		493,708	500,496

				6,249,362

Total Corporates
(Cost $ 53,466,450)				53,439,913

MORTGAGE-BACKED — 29.97%**
Commercial Mortgage-Backed — 7.40%
Bayview Commercial Asset Trust 2004-1 A
5.68%	04/25/34	2,3,†	2,282,155	2,283,591
Bayview Commercial Asset Trust 2004-2 A (STEP)
5.75%	08/25/34	2,3,†	2,233,456	2,237,650
Bayview Commercial Asset Trust 2005-2A A1 (STEP)
5.63%	08/25/35	[2,3]	1,030,946	1,035,100
Bayview Commercial Asset Trust 2007-3 A1
5.56%	07/25/37	2,3,†	3,453,046	3,453,068
Bayview Commerical Asset Trust 2007-1 A1 (STEP)
5.54%	03/25/37	2,3,†	3,090,390	3,086,060
Terra LNR 2006-1A D
6.12%	06/15/17	2,3,†	1,500,000	1,499,986
Terra LNR 2006-1A E
6.99%	06/15/17	2,3,†	750,000	749,993

				14,345,448

Non-Agency Mortgage-Backed — 13.73%
Alliance Bancorp Trust 2007-OA1 A1
5.56%	07/25/37	2,†	3,067,691	3,067,269
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	2,†	2,670,000	2,642,466
Chevy Chase Mortgage Funding Corp. 2004-1A A1
5.60%	01/25/35	2,3,†	1,218,934	1,219,313
Chevy Chase Mortgage Funding Corp. 2005-2A A1 (STEP)
5.50%	05/25/36	2,3,†	1,470,276	1,470,276
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.14%	02/25/34	[2]	807,832	792,518
Countrywide Alternative Loan Trust 2005-14 4X (IO)
1.72%	05/25/35	4,7,†	2,278,943	45,081
Countrywide Alternative Loan Trust 2005-27 2A1
6.38%	08/25/35	2,†	1,224,756	1,229,242
Countrywide Alternative Loan Trust 2005-59 1A1
5.65%	11/20/35	[2]	1,408,038	1,413,885
Countrywide Alternative Loan Trust 2005-59 2X (IO)
2.18%	11/20/35	4,7,†	4,039,002	130,682
Countrywide Alternative Loan Trust 2005-61 2A1
5.60%	12/25/35	[2]	681,363	682,424
Countrywide Alternative Loan Trust 2005-72 A1 (STEP)
5.59%	01/25/36	[2]	1,163,056	1,163,709
Countrywide Alternative Loan Trust 2006-OA12 A2
5.53%	09/20/46	[2]	2,585,226	2,594,443
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
2.64%	05/20/46	4,†	6,701,738	282,588
Countrywide Alternative Loan Trust NIM 2006-OA11 N1
6.00%	09/25/46	3,†	436,053	434,764
Harborview Mortgage Loan Trust 2005-1 X (IO)
1.86%	03/19/35	4,7,†	3,116,032	59,886
Harborview Mortgage Loan Trust 2005-10 X (IO)
1.98%	11/19/35	2,4,†	4,272,452	106,811
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
5.71%	12/25/34	[2]	682,422	686,131
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
0.48%	12/25/34	4,7,†	2,211,772	44,235
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
5.75%	09/25/34	[2]	651,213	653,977
MASTR Seasoned Securities Trust 2004-1 4A1
5.34%	10/25/32	[2]	697,181	706,639

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Seasoned Securities Trust 2005-1 4A1
5.81%	10/25/32	[2]	$840,246	$848,325
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		106,607	106,445
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		495,942	501,550
Structured Asset Securities Corp. 2002-5A 6A
6.29%	04/25/32	[2]	25,452	25,386
Summit Mortgage Trust 2000-1 B5
6.60%	12/28/12	2,3,†	328	328
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	1,982,022	1,922,565
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
5.97%	05/25/46	2,†	2,746,113	2,747,400
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		467,226	474,066
Washington Mutual, Inc. 2002-AR18 A
4.11%	01/25/33	[2]	455,402	452,378
Washington Mutual, Inc. 2005-AR2 2A22
5.54%	01/25/45	[2]	133,755	133,854

				26,638,636

U.S. Agency Mortgage-Backed — 8.84%
Fannie Mae
5.50%	07/25/22		6,342,000	6,247,859
Fannie Mae 1993-95 SB
15.05%	06/25/08	[2]	1,169	1,216
Fannie Mae 1997-91 SL (IO)
5.36%	11/25/23	[2]	466,772	70,212
Fannie Mae 2001-60 JZ
6.00%	03/25/31		33,013	32,954
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		708,971	127,239
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	318,566
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		595,264	31,525
Fannie Mae 2006-B2 AB
5.50%	05/25/14		3,108,160	3,090,172
Fannie Mae G-36 ZB
7.00%	11/25/21		4,921	5,093
Fannie Mae Pool 646884
5.50%	05/01/32	[2]	401,274	403,102
Fannie Mae Pool 887714
6.14%	08/01/36	[2]	2,598,694	2,621,620
Freddie Mac 2 L
8.00%	11/25/22		44,573	45,923
Freddie Mac 2080 PJ
6.50%	08/15/28		669,272	680,295
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		160,283	3,923
Freddie Mac Pool 1L0113
6.64%	05/01/35	[2]	873,831	901,373
Freddie Mac Pool 788498
7.47%	02/01/30	[2]	769,008	787,038
Freddie Mac Pool 847288
5.09%	05/01/34	[2]	1,271,500	1,280,326
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		660,451	20,325
Ginnie Mae II Pool 80968
6.00%	07/20/34	[2]	485,011	488,367

				17,157,128

Total Mortgage-Backed
(Cost $ 58,516,848)				58,141,212

U.S. AGENCY SECURITIES — 15.80%
Fannie Mae
4.88%	08/27/07		7,590,000	7,583,670
5.00%	09/15/08		2,170,000	2,163,642
5.20%	11/20/09		2,760,000	2,748,879
5.25%	01/11/10		1,790,000	1,786,413
5.38%	02/01/10		2,990,000	2,987,841
Federal Home Loan Bank
5.51%	04/30/09		1,640,000	1,640,069
5.55%	06/01/09		1,785,000	1,785,302
Freddie Mac
4.50%	08/22/07		5,005,000	4,998,008
5.13%	08/14/08		1,115,000	1,112,629
5.25%	01/11/10		3,849,000	3,840,655

Total U.S. Agency Securities
(Cost $ 30,668,439)				30,647,108

U.S. TREASURY SECURITIES — 0.28%
U.S. Treasury Notes
4.00%	08/31/07		552,000	551,354

Total U.S. Treasury Securities
(Cost $ 551,403)				551,354

			Shares
PREFERRED STOCK — 0.31%
Finance — 0.31%
Woodbourne Pass-Through Trust
6.42%	12/31/49	[2,3]	6	603,000

Total Preferred Stock
(Cost $ 600,000)				603,000

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

Issues	Contracts	Value
CALL OPTIONS PURCHASED — 0.03%
Futures — 0.03%
90 Day Euro Futures, Call Strike $94.875, expires 12/22/07
	360	$60,750

Total Call Options Purchased
(Cost $ 66,400)		60,750

PUT OPTIONS PURCHASED — 0.13%
Futures — 0.13%
90 Day Euro Futures, Put Strike $95, expires 09/22/07
	300	253,125

Total Put Options Purchased
(Cost $ 207,000)		253,125

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 11.87%
Commercial Paper — 5.58%
Chariot Funding LLC
5.30%[8]	07/23/07	$1,505,000	1,500,347
CIT Group
5.28%[8]	07/20/07	2,500,000	2,493,400
DaimlerChrysler NA Holding Corp.
5.35%[8]	07/12/07	4,740,000	4,732,956
National Rural Utilities Cooperative Finance Corp.
5.24%[8]	07/09/07	2,100,000	2,097,860

			10,824,563

Money Market Fund — 2.90%
JPMorgan Prime Money Market Fund		5,626,081	5,626,081

U.S. Agency Discount Notes — 3.39%
Federal Home Loan Bank
5.13%[8]	07/13/07	5,945,000	5,935,763
Freddie Mac
5.28%[8]	09/17/079	167,000	165,187
5.28%[8]	09/17/07	495,000	489,627

			6,590,577

Total Short Term Investments
(Cost $ 23,041,051)			23,041,221

Total Investments – 103.52%
(Cost $ 201,609,726)[1]			200,840,475

Liabilities in Excess of Other Assets – (3.52)%			(6,832,790)

Net Assets – 100.00%			$194,007,685

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
2	S&P 500 Index E-Mini, September 2007	$1,355
394	S&P 500 Index, September 2007	(2,337,600)

	Net unrealized depreciation	$(2,336,245)

Issues	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Futures, Written Strike $95.125, expires 12/22/07	(400)	$(32,500)	$(30,000)
90 Day Euro Futures, Written Strike $95.75, expires 12/22/07	(200)	(54,500)	(13,750)

Total Call Options Written		$(87,000)	$(43,750)

WRITTEN PUT OPTIONS
90 Day Euro Futures, Written Strike $94.75, expires 09/22/07	(300)	(70,500)	(76,875)
90 Day Euro Futures, Written Strike $94.875, expires 09/22/07	(300)	(134,250)	(161,250)

Total Written Put Options		$(204,750)	$(238,125)

	Expiration Date	Notional Amount (000’s)
SWAPS: TOTAL RETURN
1 Year S&P 500/US0001M + 2 basis points (CS First Boston)
	10/03/07	$10	$(468,163)

1 Year S&P 500/US0001M + 2 basis points (JPMorgan & Co.)
	10/03/07	10	(468,163)

			$(936,326)

SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/18/17	2,000	(6,363)

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.

	05/24/17	1,130	6,939

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2007 (Unaudited)

	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.
	01/30/22	$900	$(35,819)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	05/25/22	2,000	(81,412)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/04/22	690	(30,226)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.91% quarterly. Counterparty: Lehman Brothers Holdings, Inc.
	06/12/22	600	(10,108)

			$(156,989)

SWAPS: CREDIT DEFAULT (PURCHASED)
Pay a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest LUV, 6.50% due 03/01/12. Counterparty: UBS AG
	03/20/14	$450	$3,308

Pay a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GCI, 6.38% due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.

	06/20/14	750	3,342

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	1,242	371,028

Pay a fixed rate equal to 1.33% and the Fund will receive from the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.

	05/25/46	281	83,903

			$461,581

SWAPS: CREDIT DEFAULT (WRITTEN)
Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Citigroup Inc.
	08/25/37	$796	$(359,120)

Receive a fixed rate equal to 3.89% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.

	08/25/37	891	(402,215)

			$(761,335)

Notes:

[1]	Cost for financial reporting purposes is $201,609,726 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$483,365
Gross unrealized depreciation	(1,252,616)

Net unrealized (depreciation)	$(769,251)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2007.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2007 was $46,331,428 representing 23.88% of total net assets.

[4]	Illiquid security.
[5]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
06/28/07	Community Health Systems, Inc. 1st Lien, 7.61%, 07/25/14	$1,000,000	$1,002,344	0.52%
01/08/07	Delphi Dip 2nd Lien, 8.13%, 12/31/07	1,000,000	1,003,025	0.52%
11/14/06	HCA Term Loan B, 7.61%, 11/17/13	997,500	1,003,052	0.52%
03/07/07	Kelson 1st Lien, 0.00%, 03/16/13	1,000,000	991,750	0.51%
08/21/06	Northwest Air Dip, 7.34%, 05/21/12	1,000,000	1,001,635	0.52%
05/17/07	Tribune 1st Lien Term Loan B, 8.38%, 05/24/14	992,500	978,750	0.50%
02/01/07	United Air Lines, Inc., 7.38%, 02/01/14	1,000,000	998,360	0.51%

		$6,990,000	$6,978,916	3.60%

[6]	Security is currently in default with regards to scheduled interest or principal payments.
[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2007.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion there of, pledged as collateral with a value of $165,180 on 2 Long S&P 500 Index E-Mini futures contracts and 394 Long S&P 500 Index futures contracts.
†

Fair valued security. The aggregate value of fair valued securities is $51,647,647 which is 26.62% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

(TBA): To be announced

Notes to Schedules of Portfolio Investments

June 30, 2007

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees. The fair valued securities at June 30, 2007 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June30, 2007.

Notes to Schedules of Portfolio Investments (continued)

Capital Loss Carryforwards:

At March 31, 2007, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2011	Expiring in 2013	Expiring in 2014	Expiring in 2015
Ultra Short Bond Fund	—	—	—	$171,312
Low Duration Bond Fund	—	—	$24,704,597	—
Intermediate Bond Fund	—	—	215,711	171,054
Total Return Bond Fund	$19,394,108	$206,379	54,757,733	16,266,140
High Yield Bond Fund	—	—	112,035	—
Strategic Income Fund	—	—	61,791	1,235,093
AlphaTrak 500 Fund	1,056,073	—	—	—

For the year ended March 31, 2007, the Low Duration Bond Fund, High Yield Bond Fund and Alpha Trak 500 Fund utilized net federal tax capital loss carryforwards of $10,855,434, $203,367 and $9,307,459, respectively.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President (principal executive officer)

Date 8/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President
(principal executive officer)

Date 8/27/07

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer (principal financial officer)

Date 8/27/07

*	Print the name and title of each signing officer under his or her signature.